UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2901
                                   ------------


                     AXP HIGH YIELD TAX-EXEMPT SERIES, INC.
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               (Exact name of registrant as specified in charter)


  50606 AXP Financial Center, Minneapolis, Minnesota                55474
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         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
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                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:    11/30
                         --------------

Date of reporting period:   8/31
                         --------------

                             PORTFOLIO HOLDINGS FOR
                    RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND

                           A FEEDER FUND INVESTING IN
                         TAX-FREE HIGH YIELD PORTFOLIO

                       PORTOLIO HOLDINGS AT AUG. 31, 2005

Investments in Securities

Tax-Free High Yield Portfolio

Aug. 31, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal Bonds (96.4%)
Name of                 Coupon                Principal               Value(a)
Issuer and               Rate                  Amount
title of
issue(i,j)

Alabama (1.2%)

Alabama Public School & College Authority
  Revenue Bonds
  Capital Improvement
  Series 1999D (FSA)
   08-01-18               5.50%           $11,195,000              $12,155,755
City of Birmingham
  Limited General Obligation Bonds
  Series 1999B
   06-01-24               5.25              3,000,000                3,194,430
City of Huntsville
  Unlimited General Obligation
  Refunding Warrants
  Series 2002D
   11-01-14               5.50              3,425,000                3,876,073
City of Mobile
  Unlimited General Obligation Warrants
  Series 2001 (AMBAC)
   02-15-12               4.75              1,000,000                1,069,130
County of Jefferson
  Revenue Bonds
  Series 2004A
   01-01-22               5.50              8,750,000                9,599,100
   01-01-23               5.25              7,500,000                8,074,950
Oxford Municipal Improvement District #1
  Special Assessment Bonds
  Cidar Ridge Project
  Series 2001
   08-01-16               8.50             11,465,000(b,l)           5,159,250
University of Alabama
  Revenue Bonds
  Series 2003A Escrowed to Maturity (AMBAC)
   06-01-08               5.00              3,955,000                4,167,502
Total                                                               47,296,190

Municipal Bonds (continued)
Name of                 Coupon                Principal               Value(a)
Issuer and               Rate                  Amount
title of
issue(i,j)

Alaska (0.1%)

Alaska Energy Authority
  Refunding Revenue Bonds
  Bradley Lake
  3rd Series 1999 (FSA)
   07-01-14               6.00%            $2,000,000               $2,331,880

Arizona (1.5%)

Arizona School Facilities Board
  Pre-refunded Revenue Bonds
  State School Improvement
  Series 2002
   07-01-14               5.25              4,100,000                4,571,213
Maricopa County
  Revenue Bonds
  Sun Health Corporation Series 2005
   04-01-25               5.00              5,195,000                5,313,810
Maricopa County Elementary School
  District #3 - Tempe Elementary
  Unlimited General Obligation Refunding Bonds
  Series 2001 (FSA)
   07-01-12               5.00              1,240,000                1,359,796
Maricopa County Industrial Development Authority
  Revenue Bonds
  Advantage Point Projects
  Series 1996B Escrowed to Maturity
   07-01-26               7.38              2,060,000                2,176,328
Maricopa County Industrial Development Authority
  Revenue Bonds
  Catholic Healthcare West
  Series 2004A
   07-01-23               5.38              2,500,000                2,674,525
   07-01-26               5.50              5,000,000                5,364,100

Municipal Bonds (continued)
Name of                 Coupon                Principal               Value(a)
Issuer and               Rate                  Amount
title of
issue(i,j)

Arizona (cont.)

Mesa
  Pre-refunded Revenue Bonds
  Series 2004 (FSA)
   07-01-23               5.13%            $3,800,000               $4,255,734
Peoria Municipal Development Authority
  Refunding Revenue Bonds
  Series 2003 (AMBAC)
   07-01-09               5.00              3,335,000                3,558,979
Phoenix Civic Improvement Corporation
  Refunding Revenue Bonds
  Junior Lien
  Series 2001 (FGIC)
   07-01-12               5.00              1,800,000                1,973,898
Phoenix Civic Improvement Corporation
  Revenue Bonds
  Civic Plaza Expansion Project
  Series 2005A (FGIC)
   07-01-41               5.00              6,000,000(c)             6,337,500
Phoenix Civic Improvement Corporation
  Revenue Bonds
  Series 2003A (MBIA)
   07-01-09               5.00              1,585,000                1,691,449
   07-01-19               5.00              2,000,000                2,152,520
Pima County Industrial Development Authority
  Refunding Revenue Bonds
  Horizon Community Learning Center
  Series 2005
   06-01-35               5.25             10,660,000               10,796,662
Tucson
  Refunding Revenue Bonds
  Series 2002 (FGIC)
   07-01-12               5.50              1,345,000                1,515,559
   07-01-13               5.50              2,380,000                2,730,645
   07-01-14               5.50              1,500,000                1,709,115
Total                                                               58,181,833

See accompanying notes to investments in securities.

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1 -- RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- PORTFOLIO HOLDINGS
      AT AUG. 31, 2005

Name of                 Coupon                Principal               Value(a)
Issuer and               Rate                  Amount
title of
issue(i,j)

Arkansas (0.6%)

Arkansas Development Finance Authority
  Revenue Bonds
  Mortgage-backed Securities Program
  Series 2003B (GNMA/FNMA) A.M.T.
   01-01-29               5.00%            $1,520,000               $1,560,174
Arkansas Development Finance Authority
  Revenue Bonds
  Series 2001 II Inverse Floater
  (GNMA/FNMA) A.M.T.
   07-01-33               8.25              1,835,000(g)             1,953,137
County of Washington
  Refunding Revenue Bonds
  Regional Medical Center
  Series 2005B
   02-01-30               5.00              5,000,000                5,067,150
County of Washington
  Revenue Bonds
  Construction Regional Medical Center
  Series 2005A
   02-01-35               5.00              5,250,000                5,312,633
Independence County
  Refunding Revenue Bonds
  Entergy Arkansas Project
  Series 2005
   01-01-21               5.00              2,000,000                2,053,220
University of Arkansas
  Revenue Bonds
  Fayetteville Campus
  Series 2002 (FGIC)
   12-01-09               5.00              2,695,000                2,887,827
   12-01-10               5.00              2,505,000                2,711,888
Total                                                               21,546,029

California (19.7%)

Abag Finance Authority for Nonprofit Corporations
  Certificate of Participation
  National Center for International Schools Project
  Series 1996
   05-01-26               7.38              8,000,000                8,230,240
Abag Finance Authority for Nonprofit Corporations
  Revenue Bonds
  San Diego Hospital Association
  Series 2001A
   08-15-20               6.13              3,750,000                4,143,113
California Health Facilities Financing Authority
  Revenue Bonds
  Catholic Healthcare West
  Series 2004G
   07-01-23               5.25              4,790,000                5,081,040
California Health Facilities Financing Authority
  Revenue Bonds
  Lucile Salter Packard Hospital
  Series 2003C (AMBAC)
   08-15-25               5.00              6,340,000                6,736,567
California Health Facilities Financing Authority
  Revenue Bonds
  Residual Certificates
  Series 2000-202 Inverse Floater (MBIA)
   07-01-10               9.52              3,660,000(g)             4,119,037

Municipal Bonds (continued)
Name of                 Coupon                Principal               Value(a)
Issuer and               Rate                  Amount
title of
issue(i,j)

California (cont.)

California Health Facilities Financing Authority
  Revenue Bonds
  Sutter Health
  Series 1999A (MBIA)
   08-15-28               5.35%           $10,000,000              $10,663,400
California Pollution Control Financing Authority
  Revenue Bonds
  Waste Management Project
  Series 2005A-1 A.M.T.
   04-01-25               4.70              8,250,000                8,535,780
California Pollution Control Financing Authority
  Revenue Bonds
  Waste Management Project
  Series 2005A-2 A.M.T.
   04-01-25               5.40              7,500,000                7,793,775
California State Department of Transportation
  Anticipation Revenue Bonds
  Federal Highway Grant
  Series 2004A (FGIC)
   02-01-12               5.00              9,000,000                9,843,660
California State Department of Water Resources
  Revenue Bonds
  Series 2002A (MBIA)
   05-01-10               5.25             14,500,000               15,801,085
   05-01-15               6.00              3,000,000                3,457,620
California Statewide Communities Development Authority
  Certificate of Participation
  Series 1993 Escrowed to Maturity (AMBAC)
   10-01-11               5.60             44,800,000               49,217,727
California Statewide Communities Development Authority
  Revenue Bonds
  Daughters of Charity Health
  Series 2005A
   07-01-39               5.00              8,750,000                8,933,313
California Statewide Communities Development Authority
  Revenue Bonds
  Kaiser Permanente
  Series 2004E
   04-01-32               3.88              7,000,000                7,100,940
California Statewide Communities Development Authority
  Revenue Bonds
  Sutter Health
  Series 2002B
   08-15-28               5.50              4,000,000                4,265,800
City of Long Beach
  Revenue Bonds
  Series 2000A (FGIC) A.M.T.
   05-15-23               5.25             15,195,000               16,098,647
City of San Diego
  Revenue Bonds
  Water/Utility Fund
  Net System Revenue
  Series 1998 (FGIC)
   08-01-17               5.00              5,000,000                5,324,600
City of San Jose
  Revenue Bonds
  Series 2001A (FGIC)
   03-01-31               5.00              5,690,000                5,919,421

Municipal Bonds (continued)
Name of                 Coupon                Principal               Value(a)
Issuer and               Rate                  Amount
title of
issue(i,j)

California (cont.)

City of San Jose
  Unlimited General Obligation Bonds
  Libraries & Public Safety Project
  Series 2005 (MBIA)
   09-01-35               4.50%            $2,530,000               $2,531,999
Contra Costa County
  Revenue Bonds
  Cypress Meadows Project
  Series 1998E A.M.T.
   09-01-28               7.00                591,596(b,l)             118,343
Contra Costa Water District
  Refunding Revenue Bonds
  Series 2003M (FSA)
   10-01-16               5.00              6,650,000                7,311,476
Golden State Tobacco Securitization Corporation
  Enhanced Asset-backed Revenue Bonds
  Series 2003B (FGIC)
   06-01-33               5.50              5,000,000                5,661,450
Golden State Tobacco Securitization Corporation
  Enhanced Asset-backed Revenue Bonds
  Series 2005A
   06-01-19               5.00              2,500,000                2,616,750
   06-01-45               5.00              5,520,000                5,746,044
Golden State Tobacco Securitization Corporation
  Revenue Bonds
  Series 2003A-1
   06-01-33               6.25              5,265,000                5,865,263
   06-01-39               6.75              5,750,000                6,632,453
   06-01-40               6.63              4,550,000                5,195,236
Lake Elsinore Public Financing Authority
  Revenue Bonds
  Series 1997F
   09-01-20               7.10              7,185,000                7,731,922
Livermore-Amador Valley Water Management Agency
  Revenue Bonds
  Series 2001A (AMBAC)
   08-01-31               5.00              4,000,000                4,193,320
Los Angeles County Sanitation Districts
  Financing Authority
  Revenue Bonds
  Capital Project
  Series 2003A (FSA)
   10-01-13               5.00              3,500,000                3,889,620
Los Angeles Department of Water & Power
  Revenue Bonds
  Series 2003A (FGIC)
   07-01-43               5.00             11,750,000               12,280,395
Los Angeles Unified School District
  Unlimited General Obligation Bonds
  Election of 1997
  Series 2002E (MBIA)
   01-01-27               5.13             15,500,000               16,655,370
Los Angeles Unified School District
  Unlimited General Obligation Bonds
  Series 2000 Inverse Floater (FGIC)
   07-01-18               9.21              3,330,000(g)             4,461,301

See accompanying notes to investments in securities.

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2 -- RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- PORTFOLIO HOLDINGS
      AT AUG. 31, 2005

Name of                 Coupon                Principal               Value(a)
Issuer and               Rate                  Amount
title of
issue(i,j)

California (cont.)

Los Angeles Unified School District
  Unlimited General Obligation Refunding Bonds
  Series 2002 (MBIA)
   07-01-15               5.75%            $5,000,000               $5,886,800
   07-01-16               5.75              5,000,000                5,921,500
Modesto Irrigation District
  Refunding Certificate of Participation
  Capital Improvements
  Series 2003A (MBIA)
   07-01-18               5.00              1,610,000                1,740,684
Northern California Power Agency
  Pre-refunded Revenue Bonds
  Geothermal Project #3
  Series 1987A
   07-01-09               5.00             33,535,000               35,343,206
Palomar Pomerado Health
  Unlimited General Obligation Bonds
  Election of 2004
  Series 2005A (AMBAC)
   08-01-29               4.50              6,665,000                6,701,791
Port of Oakland
  Revenue Bonds
  Series 2000A Inverse Floater (FGIC) A.M.T.
   11-01-15               9.47              2,210,000(g)             2,788,666
Port of Oakland
  Revenue Bonds
  Series 2000B Inverse Floater (FGIC) A.M.T.
   11-01-16               9.47              2,000,000(g)             2,489,000
San Diego Unified School District
  Series 2000A Inverse Floater
   07-01-20               7.91              3,180,000(g)             3,939,161
San Diego Unified School District
  Series 2000B Inverse Floater
   07-01-21               7.90              1,865,000(g)             2,309,299
San Diego Unified School District
  Series 2000C Inverse Floater
   07-01-22               7.91              1,370,000(g)             1,697,170
San Diego Unified School District
  Unlimited General Obligation Bonds
   1998 Election
  Series 2002D (FGIC)
   07-01-27               5.00              8,000,000                8,722,160
San Diego Unified School District
  Unlimited General Obligation Bonds
   1998 Election
  Series 2003E (FSA)
   07-01-18               5.25              6,250,000                7,000,188
San Diego Unified School District
  Unlimited General Obligation Bonds
   1998 Election
  Series 2004F (FSA)
   07-01-29               5.00              7,000,000                7,456,610
San Francisco City & County Airports Commission
  Revenue Bonds
  2nd Series 2000-26A (FGIC) A.M.T.
   05-01-22               5.25             14,150,000               15,042,016

Municipal Bonds (continued)
Name of                 Coupon                Principal               Value(a)
Issuer and               Rate                  Amount
title of
issue(i,j)

California (cont.)

San Francisco City & County Airports Commission
  Series 2000A Inverse Floater A.M.T.
   05-01-14               9.45%            $1,080,000(g)            $1,395,446
San Francisco City & County Airports Commission
  Series 2000B Inverse Floater A.M.T.
   05-01-15               9.43              1,150,000(g)             1,480,200
San Francisco City & County Airports Commission
  Series 2000C Inverse Floater A.M.T.
   05-01-16               9.75              1,220,000(g)             1,576,521
San Francisco State Building Authority
  Revenue Bonds
  San Francisco Civic Center Complex
  Series 1996A (AMBAC)
   12-01-16               5.25             10,800,000               11,323,476
South Placer Wastewater Authority
  Pre-refunded Revenue Bonds
  Series 2000A (FGIC)
   11-01-23               5.25             11,060,000               12,272,729
State of California
  Pre-refunded Unlimited General Obligation Bonds
  Series 2000 (MBIA)
   12-01-21               5.25             16,600,000               18,303,491
State of California
  Unlimited General Obligation Bonds
  Series 2000 (MBIA)
   12-01-21               5.25              4,150,000                4,521,425
State of California
  Unlimited General Obligation Bonds
  Residual Certificates
  Series 1999-195 Inverse Floater (MBIA)
   12-01-16               9.51              5,410,000(g)             7,372,856
State of California
  Unlimited General Obligation Bonds
  Series 2000
   06-01-19               5.50              8,465,000                9,271,037
   12-01-23               5.25             20,725,000               22,260,722
   10-01-25               5.38              5,000,000                5,378,950
State of California
  Unlimited General Obligation Bonds
  Series 2000 (MBIA)
   09-01-13               5.25             12,500,000               13,726,625
State of California
  Unlimited General Obligation Bonds
  Series 2001
   03-01-31               5.13              7,500,000                7,923,225
   06-01-31               5.13             20,000,000               21,173,399
State of California
  Unlimited General Obligation Bonds
  Series 2003
   02-01-17               5.25             16,735,000               18,461,549
   02-01-21               5.25              2,500,000                2,724,000
   02-01-29               5.25              5,000,000                5,360,450
   02-01-32               5.00              8,835,000                9,257,401
State of California
  Unlimited General Obligation Bonds
  Series 2003 (FGIC)
   11-01-20               5.25              2,275,000                2,511,009

Municipal Bonds (continued)
Name of                 Coupon                Principal               Value(a)
Issuer and               Rate                  Amount
title of
issue(i,j)

California (cont.)

State of California
  Unlimited General Obligation Bonds
  Series 2003 (MBIA)
   02-01-26               5.25%           $15,000,000              $16,290,600
State of California
  Unlimited General Obligation Bonds
  Series 2004
   03-01-14               5.25              5,830,000                6,523,479
   03-01-28               5.00             15,470,000               16,352,718
   04-01-29               5.30              5,590,000                6,091,535
   02-01-33               5.00             11,140,000               11,700,676
State of California
  Unlimited General Obligation Bonds
  Series 2004 (FGIC)
   02-01-33               5.00              2,500,000                2,643,900
State of California
  Unlimited General Obligation Bonds
  Series 2004A
   01-01-11               5.25             11,225,000               12,313,039
   07-01-14               5.25              9,980,000               11,246,562
State of California
  Unlimited General Obligation Bonds
  Series 2004A (FGIC)
   07-01-17               5.00             12,550,000               13,512,209
State of California
  Unlimited General Obligation Bonds
  Various Purpose
  Series 2003
   11-01-16               5.25              4,835,000                5,368,832
   11-01-22               5.00              5,000,000                5,326,750
   11-01-23               5.13              5,000,000                5,384,200
   11-01-24               5.13              8,000,000                8,587,040
State of California
  Unlimited General Obligation Bonds
  Zero Coupon
  Series 1991-33 (MBIA)
   10-01-11               3.83             20,800,000(d)            16,850,080
Tobacco Securitization Authority of Northern California
  Asset-backed Revenue Bonds
  Series 2001A
   06-01-41               5.38              2,830,000                2,891,326
Tobacco Securitization Authority of Southern California
  Asset-backed Revenue Bonds
  Series 2002A
   06-01-43               5.63              4,050,000                4,234,964
Turlock Irrigation District
  Certificate of Participation
  Series 2003A (MBIA)
   01-01-33               5.00              4,450,000                4,692,169
University of California
  Refunding Revenue Bonds
  Multiple Purpose Projects
  Series 1997E (MBIA)
   09-01-22               5.13             10,000,000               10,481,200

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
3 -- RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- PORTFOLIO HOLDINGS
      AT AUG. 31, 2005

Name of                 Coupon                Principal               Value(a)
Issuer and               Rate                  Amount
title of
issue(i,j)

California (cont.)

University of California
  Revenue Bonds
  Series 2003A (AMBAC)
   05-15-19               5.13%           $15,000,000              $16,408,200
   05-15-20               5.13              6,965,000                7,584,815
University of California
  Revenue Bonds
  Series 2003B (AMBAC)
   05-15-16               5.25             10,265,000               11,415,399
Walnut Energy Center Authority
  Revenue Bonds
  Series 2004A (AMBAC)
   01-01-29               5.00              9,365,000                9,912,946
   01-01-34               5.00              5,745,000                6,072,810
West Sacramento Financing Authority
  Special Tax Bonds
  Series 1999F
   09-01-29               6.10              4,900,000                5,073,068
Western Hills Water District
  Special Tax Bonds
  Diablo Grande Community Facilities #1
  Series 2001
   09-01-31               6.88                500,000                  529,775
Total                                                              772,977,761

Colorado (2.3%)

Adams County School District #12
  Unlimited General Obligation Bonds
  Adams 12 Five Star Schools
  Series 2002A (FSA)
   12-15-10               5.25              3,255,000                3,564,778
Aurora Centretech Metropolitan District
  Pre-refunded Unlimited General Obligation Bonds
  Series 1993B
   12-01-23              10.53              5,699,785(k)            10,265,883
City of Colorado Springs
  Refunding Revenue Bonds
  Sub Lien
  Series 2002A (AMBAC)
   11-15-19               5.38                 90,000                   99,677
Colorado Health Facilities Authority
  Revenue Bonds
  Liberty Heights
  Zero Coupon
  Series 1991B Escrowed to Maturity
   07-15-24               4.77             18,000,000(d)             7,783,020
Colorado Housing & Finance Authority
  Revenue Bonds
  Single Family Mortgage
  Series 2003A-3 A.M.T.
   05-01-32               5.15              3,500,000                3,568,460
Denver City & County
  Pre-refunded Revenue Bonds
  Colorado Convention Center Project
  Series 2001A (FSA)
   09-01-12               5.00              5,000,000                5,444,300

Municipal Bonds (continued)
Name of                 Coupon                Principal               Value(a)
Issuer and               Rate                  Amount
title of
issue(i,j)

Colorado (cont.)

Denver Urban Renewal Authority
  Tax Allocation Bonds
  Downtown Denver
  Series 1989A A.M.T.
   09-01-15               8.00%           $12,740,000              $13,309,860
   09-01-16               8.00              1,785,000                1,864,486
   09-01-17               8.00              1,930,000                2,015,576
Denver West Metropolitan District
  Unlimited General Obligation
  Refunding & Improvement Bonds
  Series 1995
   12-01-14               7.00              4,230,000                4,311,343
GVR Metropolitan District
  Unlimited General Obligation Refunding Bonds
  Series 1991 Escrowed to Maturity
   12-01-06              10.95              1,385,000(m)             1,818,200
GVR Metropolitan District
  Unlimited General Obligation Refunding Bonds
  Series 1995B Escrowed to Maturity
   12-01-06              11.00                580,000                  614,609
Loveland Special Improvement
  District #1 Special Assessment Bonds
  Series 2000
   07-01-29               7.50              5,940,000                6,044,128
Lowry Economic Redevelopment Authority
  Revenue Bonds
  Series 1996
   12-01-10               7.80             12,300,000               12,898,395
Lowry Economic Redevelopment Authority
  Revenue Bonds
  Series 1998A
   12-01-10               7.30              2,400,000                2,502,600
North Range Metropolitan District #1
  Limited General Obligation Bonds
  Series 2001
   12-15-31               7.25             10,300,000               10,861,453
University of Colorado
  Revenue Bonds
  Series 2002A (FGIC)
   06-01-12               5.00              3,300,000                3,617,394
Total                                                               90,584,162

Connecticut (1.3%)

South Central Regional Water Authority
  Water System Revenue
  Revenue Bonds
   18th Series 2003A (MBIA)
   08-01-09               5.25              1,160,000                1,251,860
State of Connecticut
  Pre-refunded Unlimited General Obligation Bonds
  Series 2001D
   11-15-15               5.13              2,500,000                2,733,000
State of Connecticut
  Pre-refunded Unlimited General Obligation Bonds
  Series 2002B
   06-15-16               5.50              7,900,000                8,845,235

Municipal Bonds (continued)
Name of                 Coupon                Principal               Value(a)
Issuer and               Rate                  Amount
title of
issue(i,j)

Connecticut (cont.)

State of Connecticut
  Unlimited General Obligation Bonds
  Series 2000B
   06-15-08               5.25%            $3,440,000               $3,642,582
State of Connecticut
  Unlimited General Obligation Bonds
  Series 2001G
   12-15-10               5.00              6,660,000                7,220,506
State of Connecticut
  Unlimited General Obligation Bonds
  Series 2002C
   12-15-18               5.50              2,380,000                2,651,106
State of Connecticut
  Unlimited General Obligation Bonds
  Series 2003A
   04-15-09               5.00              5,000,000                5,323,550
State of Connecticut
  Unlimited General Obligation Refunding Bonds
  Series 2001E
   11-15-15               5.13              6,875,000                7,483,713
State of Connecticut
  Unlimited General Obligation Refunding Bonds
  Series 2002E (FSA)
   11-15-14               5.38              8,990,000               10,071,226
Total                                                               49,222,778

Delaware (0.1%)

Garnet Valley School District
  Unlimited General Obligation Bonds
  Series 2001A (FGIC)
   02-15-25               5.00              2,000,000                2,108,040

District of Columbia (0.6%)

District of Columbia
  Revenue Bonds
  Georgetown University
  Series 1988D (MBIA)
   04-01-14               5.25              4,100,000                4,337,759
Metropolitan Washington Airports Authority
  Revenue Bonds
  Series 2001A (MBIA) A.M.T.
   10-01-27               5.50             13,790,000               14,840,660
Washington Convention Center Authority
  Revenue Bonds
  Senior Lien
  Series 1998 (AMBAC)
   10-01-15               5.25              4,940,000                5,224,939
Total                                                               24,403,358

Florida (3.5%)

Bonita Springs-Vasari Community Development District
  Revenue Bonds
  Capital Improvement
  Series 2001B
   05-01-09               6.20              2,525,000                2,567,117

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
4 -- RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- PORTFOLIO HOLDINGS
      AT AUG. 31, 2005

Name of                 Coupon                Principal               Value(a)
Issuer and               Rate                  Amount
title of
issue(i,j)

Florida (cont.)

Charlotte County Development Authority
  Refunding Revenue Bonds
  Royal Palm Centre II
  Series 1991
   03-01-14               9.50%            $2,875,000               $2,890,123
City of Lakeland
  Revenue Bonds
  Lakeland Regional Health Systems
  Series 2002
   11-15-32               5.50              9,400,000               10,105,658
Collier County School Board
  Pre-refunded Certificate of Participation
  Series 2002 (FSA)
   02-15-17               5.38              5,000,000                5,576,050
Collier County Water-Sewer District
  Refunding Revenue Bonds
  Series 2003B (FSA)
   07-01-15               5.00              4,125,000                4,527,105
County of Miami-Dade
  Unlimited General Obligation Bonds
  Building Better Communities Program
  Series 2005 (FGIC)
   07-01-33               5.00              7,000,000                7,498,820
Crossings at Fleming Island
  Community Development District
  Revenue Bonds
  Series 1994
   10-01-19               7.38             11,145,000               11,526,938
Double Branch Community Development District
  Special Assessment Bonds
  Series 2002B-1
   05-01-07               5.60                345,000                  347,132
Florida State Board of Education
  Unlimited General Obligation Bonds
  Public Education
  Series 2003I
   06-01-09               5.00              9,200,000                9,815,112
Florida State Board of Education
  Unlimited General Obligation Bonds
  Series 2002B
   01-01-14               5.38             11,650,000               12,978,798
Florida State Board of Education
  Unlimited General Obligation Refunding Bonds
  Capital Outlay
  Series 2002D
   06-01-11               5.00              7,295,000                7,945,860
Florida State Department of Environmental Protection
  Revenue Bonds
  Florida Forever
  Series 2001B (MBIA)
   07-01-10               5.00              6,575,000                7,105,537
Florida State Division of Bond Finance
  Refunding Revenue Bonds
  Department of Environmental Protection
  Series 1997B (AMBAC)
   07-01-12               6.00              2,500,000                2,897,475

Municipal Bonds (continued)
Name of                 Coupon                Principal               Value(a)
Issuer and               Rate                  Amount
title of
issue(i,j)

Florida (cont.)

Grand Haven Community Development District
  Special Assessment Bonds
  Series 2002
   11-01-07               6.13%              $550,000                 $556,765
Greyhawk Landing Community Development District
  Special Assessment Bonds
  Series 2002B
   05-01-09               6.25                700,000                  717,332
Harbor Bay Community Development District
  Special Assessment Bonds
  Series 2001B
   05-01-10               6.35              6,315,000                6,521,564
Heritage Harbor South Community Development District
  Special Assessment Bonds
  Capital Improvement
  Series 2002B
   11-01-08               5.40              2,030,000                2,042,099
Highlands County Health Facilities Authority
  Revenue Bonds
  Hospital - Adventist Health System
  Series 2002B
   11-15-23               5.25             10,300,000               10,912,232
Orange County
  Revenue Bonds
  Series 2000 (AMBAC)
   10-01-15               5.63              8,000,000                8,756,880
Palm Beach County School Board
  Pre-refunded Certificate of Participation
  Series 2001A (AMBAC)
   08-01-19               5.50              3,500,000                3,936,660
Parklands West Community Development District
  Special Assessment Bonds
  Series 2001B
   05-01-06               6.00                185,000                  185,816
Renaissance Communications Development District
  Special Assessment Bonds
  Series 2002B
   05-01-08               6.25              3,400,000                3,471,094
Reunion East Community Development District
  Special Assessment Bonds
  Series 2002B
   11-01-07               5.90              1,500,000                1,523,145
State of Florida
  Pre-refunded Unlimited General Obligation Bonds
  Department of Transportation
  Right of Way
  Series 1997A
   07-01-14               5.00              6,550,000                6,856,344
Tampa Bay Water Utility System
  Refunding & Improvement Revenue Bonds
  Series 2001A (FGIC)
   10-01-12               4.50              5,000,000                5,296,400
Waterchase Community Development District
  Revenue Bonds
  Series 2001B
   05-01-08               5.90                205,000                  207,450
Total                                                              136,765,506

Municipal Bonds (continued)
Name of                 Coupon                Principal               Value(a)
Issuer and               Rate                  Amount
title of
issue(i,j)

Georgia (1.4%)

Burke County Development Authority
  Revenue Bonds
  Georgia Power Company Plant Vogtle
  1st Series 2005 (FGIC)
   05-01-34               4.75%            $4,000,000               $4,053,080
City of Atlanta
  Revenue Bonds
  Residual Certificates
  Series 2000 Inverse Floater (FGIC)
   01-01-21               8.85              5,600,000(g)             7,016,408
City of Atlanta
  Revenue Bonds
  Residual Certificates
  Series 2000 Inverse Floater (FGIC) A.M.T.
   01-01-18              10.05              3,720,000(g)             4,754,718
City of Atlanta
  Revenue Bonds
  Series 1999A (FGIC)
   11-01-13               5.50              2,715,000                3,092,982
Colquitt County Development Authority
  Revenue Bonds
  Zero Coupon
  Series 1991C Escrowed to Maturity
   12-01-21               6.87             46,350,000(d)            22,769,901
Fulton County Development Authority
  Revenue Bonds
  Georgia Tech Athletic Association
  Series 2001 (AMBAC)
   10-01-12               5.50              2,385,000                2,676,113
Fulton County Development Authority
  Revenue Bonds
  Georgia Tech Foundation Funding
  Series 2002A
   11-01-13               5.25              1,105,000                1,223,666
Gwinnett County Water & Sewer Authority
  Revenue Bonds
  Series 2002
   08-01-24               5.25              5,000,000                5,455,400
State of Georgia
  Unlimited General Obligation Refunding Bonds
  Series 2004C
   07-01-16               5.50              4,000,000                4,592,520
Total                                                               55,634,788

Hawaii (1.2%)

Hawaii State Department of Budget & Finance
  Refunding Revenue Bonds
  Electric Company & Subsidiary Project
  Series 2003B (XLCA) A.M.T.
   12-01-22               5.00             12,500,000               13,134,000
Hawaii State Department of Budget & Finance
  Revenue Bonds
  Series 2000 Inverse Floater
  (AMBAC) A.M.T.
   07-01-20               9.28              9,000,000(g)            11,314,170
Honolulu City & County
  Unlimited General Obligation Bonds
  Series 1993 Inverse Floater
   09-11-08               7.82             10,000,000(g)            11,366,200

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
5 -- RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- PORTFOLIO HOLDINGS
      AT AUG. 31, 2005

Name of                 Coupon                Principal               Value(a)
Issuer and               Rate                  Amount
title of
issue(i,j)

Hawaii (cont.)

Honolulu City & County
  Unlimited General Obligation Bonds
  Series 1993 Inverse Floater
   09-07-06               7.52%           $10,000,000(g)           $10,473,000
Total                                                               46,287,370

Illinois (3.4%)

Carol Stream County
  Pre-refunded Tax Allocation Bonds
  Series 1997
   01-01-17               7.88              4,125,000                4,433,138
Chicago O'Hare International Airport
  Revenue Bonds
  2nd Lien Passenger Facility
  Series 2001C (AMBAC) A.M.T.
   01-01-11               5.25              3,260,000                3,509,944
Chicago O'Hare International Airport
  Revenue Bonds
  Series 2001A II Inverse Floater
  (AMBAC) A.M.T.
   01-01-20               9.10              1,885,000(g)             2,364,035
Chicago O'Hare International Airport
  Revenue Bonds
  Series 2001B II Inverse Floater
  (AMBAC) A.M.T.
   01-01-21               9.10              2,070,000(g)             2,585,285
City of Chicago
  Unlimited General Obligation Project & Refunding Bonds
  Series 2000C (FGIC)
   01-01-40               5.50              7,870,000                8,537,455
City of Chicago
  Unlimited General Obligation Project & Refunding Bonds
  Series 2001A (MBIA)
   01-01-31               5.00              4,000,000                4,173,520
City of Chicago
  Unlimited General Obligation Project & Refunding Bonds
  Series 2001A (MBIA)
   01-01-38               5.50             11,000,000               11,999,020
City of Chicago
  Unlimited General Obligation Bonds
  Series 2004A (FSA)
   01-01-19               5.25              5,000,000                5,516,450
County of Cook
  Pre-refunded Unlimited General Obligation Bonds
  Capital Improvement
  Series 1999A (FGIC)
   11-15-16               5.25              3,000,000                3,274,230
Gilberts Special Service Area #9
  Special Tax Bonds
  Big Timber Project
  Series 2001
   03-01-30               7.88              7,530,000                8,406,793
Illinois Finance Authority
  Refunding Revenue Bonds
  Commonwealth Edison Company
  Series 1994 (AMBAC)
   01-15-14               5.85              4,500,000                5,193,405

Municipal Bonds (continued)
Name of                 Coupon                Principal               Value(a)
Issuer and               Rate                  Amount
title of
issue(i,j)

Illinois (cont.)

Illinois Finance Authority
  Revenue Bonds
  Adventist Health System/Sunbelt Obligation
  Series 1999
   11-15-20               5.50%            $3,000,000               $3,184,170
Illinois Finance Authority
  Subordinated Revenue Bonds
  Zero Coupon
  Series 1990 Escrowed to Maturity
   04-15-20               7.75             68,000,000(d)            36,076,719
Illinois Health Facilities Authority
  Revenue Bonds
  South Suburban Hospital
  Series 1992 Escrowed to Maturity
   02-15-09               7.00              1,525,000                1,629,066
   02-15-18               7.00              3,025,000                3,779,012
Kane County School District #101 Batavia
  Unlimited General Obligation Bonds
  Building
  Series 1999 (FSA)
   12-30-13               5.25              6,000,000                6,416,040
Metropolitan Pier & Exposition Authority
  Revenue Bonds
  McCormick Place Expansion Project
  Series 2002A (MBIA)
   06-15-42               5.25             13,400,000               14,355,152
State of Illinois
  Unlimited General Obligation Bonds
  1st Series 2000 (MBIA)
   12-01-20               5.40              4,000,000                4,406,760
Tinley Park Special Service Area #3
  Special Assessment Bonds
  Series 1988
   12-01-05              10.65                150,000                  150,453
   12-01-06              10.65                165,000                  167,553
   12-01-07              10.65                185,000                  189,660
Will County Community Unit School District #365
  Unlimited General Obligations Bonds
  Zero Coupon
  Series 1997B (FSA)
   11-01-16               4.60              3,165,000(d)             1,982,208
Total                                                              132,330,068

Indiana (0.7%)

East Chicago Elementary School Building Corporation
  Refunding Revenue Bonds
  1st Mortgage
  Series 1996
   01-05-16               6.25              8,000,000                9,233,679
Indiana Bond Bank
  Revenue Bonds
  State Revolving Fund
  Series 2000B
   08-01-20               5.30              4,000,000                4,361,080
Indiana Housing Finance Authority
  Revenue Bonds
  Series 2001 II Inverse Floater
  (GNMA/FNMA) A.M.T.
   07-01-33               8.92              1,825,000(g)             1,974,249

Municipal Bonds (continued)
Name of                 Coupon                Principal               Value(a)
Issuer and               Rate                  Amount
title of
issue(i,j)

Indiana (cont.)

Indiana Housing Finance Authority
  Revenue Bonds
  Series 2002A (GNMA/FNMA) A.M.T.
   01-01-33               5.45%            $1,645,000               $1,686,865
South Bend Community School Building Corporation
  Revenue Bonds
  1st Mortgage
  Series 2002 (MBIA)
   07-15-19               5.00              3,680,000                3,890,864
St. Joseph County Hospital Authority
  Revenue Bonds
  Memorial Hospital of South Bend
  Series 1980 Escrowed to Maturity
   06-01-10               9.40              1,045,000                1,214,792
Wayne Township School Building Corporation
  Marion County
  Revenue Bonds
  1st Mortgage
  Series 2003A (FGIC)
   01-15-28               5.25              4,750,000                5,130,143
Total                                                               27,491,672

Iowa (0.3%)

Iowa Finance Authority
  Refunding Revenue Bonds
  Correctional Facility Program
  Series 2002 (MBIA)
   06-15-13               5.38              6,000,000                6,742,260
Iowa Finance Authority
  Revenue Bonds
  Series 2001 II Inverse Floater
  (GMNA/FNMA) A.M.T.
   07-01-33               8.78              2,855,000(g)             3,101,044
Tobacco Settlement Authority of Iowa
  Asset-backed Revenue Bonds
  Series 2001B
   06-01-25               5.30              1,150,000                1,179,900
Total                                                               11,023,204

Kansas (0.2%)

Kansas Turnpike Authority Kansas City
  Refunding Revenue Bonds
  Series 2003A (AMBAC)
   09-01-09               4.00              7,730,000                7,977,205

Louisiana (1.0%)

De Soto Parish
  Refunding Revenue Bonds
  International Paper Company Project
  Series 2004A A.M.T.
   11-01-18               5.00              6,935,000                7,056,917
State of Louisiana
  Pre-refunded Unlimited General Obligation Bonds
  Series 2004A (AMBAC)
   10-15-16               5.00              9,500,000               10,579,390

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
6 -- RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- PORTFOLIO HOLDINGS
      AT AUG. 31, 2005

Name of                 Coupon                Principal               Value(a)
Issuer and               Rate                  Amount
title of
issue(i,j)

Louisiana (cont.)

Tobacco Settlement Financing Corporation
  Asset-backed Revenue Bonds
  Series 2001B
   05-15-30               5.50%            $5,725,000               $5,977,759
   05-15-39               5.88             12,500,000               13,305,375
Total                                                               36,919,441

Maine (0.1%)

Maine State Housing Authority
  Revenue Bonds
  Series 2003A-2 A.M.T.
   11-15-32               5.00              3,000,000                3,076,740

Maryland (1.6%)

County of Baltimore
  Pre-refunded Unlimited General Obligation Bonds
  Metropolitan District
  67th Issue Series 2001
   06-01-12               5.50              3,500,000                3,936,030
County of Baltimore
  Unlimited General Obligation Refunding Bonds
  Metropolitan District
  Series 2002
   09-01-14               5.25              3,215,000                3,584,178
County of Montgomery
  Unlimited General Obligation Bonds
  Consolidated Public Improvement
  Series 2002A
   02-01-11               5.00              8,000,000                8,725,600
County of Montgomery
  Unlimited General Obligation Refunding Bonds
  Series 2002A
   11-01-10               5.00             10,775,000               11,721,153
Howard County
  Pre-refunded Unlimited General Obligation Bonds
  Consolidated Public Improvement
  Series 2002A
   08-15-12               5.25              1,020,000                1,133,302
Howard County
  Un-refunded Unlimited General Obligation Bonds
  Consolidated Public Improvement
  Series 2002A
   08-15-12               5.25              6,275,000                6,972,027
State of Maryland
  Unlimited General Obligation Bonds
  State & Local Facilities
  Capital Improvement
  Series 2002A
   03-01-17               5.50              5,000,000                5,876,950
University System of Maryland
  Revenue Bonds
  Series 2003A
   04-01-10               5.00             13,440,000               14,472,326
Washington Suburban Sanitation District
  Unlimited General Obligation Bonds
  Water Supply
  Series 2001
   06-01-12               4.25              4,050,000                4,245,089

Municipal Bonds (continued)
Name of                 Coupon                Principal               Value(a)
Issuer and               Rate                  Amount
title of
issue(i,j)

Maryland (cont.)

Washington Suburban Sanitation District
  Unlimited General Obligation Refunding Bonds
  Building Construction
  Series 2003
   06-01-08               5.25%            $1,660,000               $1,759,583
Total                                                               62,426,238

Massachusetts (4.3%)

City of Boston
  Revenue Bonds
  Series 2004A
   11-01-22               5.00              4,435,000                4,793,082
City of Boston
  Unlimited General Obligation Bonds
  Series 2005A
   01-01-14               5.00              9,000,000                9,980,370
Commonwealth of Massachusetts
  Limited General Obligation Bonds
  Consolidation Loan
  Series 2001D (MBIA)
   11-01-13               6.00             15,000,000               17,639,100
Commonwealth of Massachusetts
  Limited General Obligation Bonds
  Consolidation Loan
  Series 2002A (FGIC)
   01-01-09               5.00             12,370,000               13,117,519
Commonwealth of Massachusetts
  Limited General Obligation Bonds
  Consolidation Loan
  Series 2002E
   01-01-09               5.50              5,000,000                5,367,350
Commonwealth of Massachusetts
  Pre-refunded Limited General Obligation Bonds
  Consolidated Loan
  Series 2002C
   11-01-30               5.25              3,545,000                3,915,523
   11-01-30               5.25              6,455,000                7,129,677
Commonwealth of Massachusetts
  Special Obligation Bonds Refunding Notes
  Federal Highway Grant Anticipation
  Series 2003A (FSA)
   12-15-14               5.00              2,390,000                2,622,093
Commonwealth of Massachusetts
  Unlimited General Obligation Bonds
  Consolidated Loan
  Series 2005A
   03-01-16               5.00              5,000,000                5,490,800
Commonwealth of Massachusetts
  Unlimited General Obligation Bonds
  Consolidated Loan
  Series 2005B
   08-01-14               5.00              4,250,000                4,696,250
Massachusetts Bay Transportation Authority
  Revenue Bonds
  Assessment
  Series 2005A
   07-01-25               5.00              8,300,000(c)             8,919,180
   07-01-26               5.00              8,300,000(c)             8,905,319
   07-01-31               5.00              8,000,000(c)             8,543,360

Municipal Bonds (continued)
Name of                 Coupon                Principal               Value(a)
Issuer and               Rate                  Amount
title of
issue(i,j)

Massachusetts (cont.)

Massachusetts Development Finance Agency
  Pre-refunded Revenue Bonds
  Briarwood
  Series 2001B
   12-01-30               8.25%            $5,000,000               $6,192,950
Massachusetts Health & Educational Facilities Authority
  Revenue Bonds
  Harvard University
  Series 2002FF
   07-15-37               5.13              2,500,000                2,659,400
Massachusetts Health & Educational Facilities Authority
  Revenue Bonds
  Massachusetts Institute of Technology
  Series 2004M
   07-01-25               5.25              7,030,000                8,277,614
Massachusetts Health & Educational Facilities Authority
  Revenue Bonds
  University of Massachusetts Memorial Issue
  Series 2005D
   07-01-33               5.00              4,750,000                4,793,700
Massachusetts Industrial Finance Agency
  Revenue Bonds
  Tufts University
  Series 1998H (MBIA)
   02-15-28               4.75              1,750,000                1,781,623
Massachusetts School Building Authority
  Revenue Bonds
  Series 2005A (FSA)
   08-15-22               5.00              6,400,000                6,942,464
   08-15-24               5.00              5,500,000                5,947,370
   08-15-30               5.00              4,500,000                4,820,265
Massachusetts State Turnpike Authority
  Revenue Bonds
  Series 1997A (MBIA)
   01-01-17               5.13              4,000,000                4,178,440
Massachusetts State Water Pollution Abatement
  Refunding Revenue Bonds
  Pool PG
  Series 2004A
   08-01-16               5.25              5,000,000                5,694,800
Massachusetts Water Resources Authority
  Revenue Bonds
  Series 1992A
   07-15-19               6.50              3,500,000                4,313,190
Massachusetts Water Resources Authority
  Revenue Bonds
  Series 2004D (MBIA)
   08-01-27               4.75              9,000,000                9,360,360
Total                                                              166,081,799

Michigan (3.2%)

Anchor Bay School District
  Unlimited General Obligation Bonds
  School Building & Site
  Series 2003
  (Qualified School Bond Loan Funding)
   05-01-29               5.00              2,500,000                2,642,025

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
7 -- RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- PORTFOLIO HOLDINGS
      AT AUG. 31, 2005

Name of                 Coupon                Principal               Value(a)
Issuer and               Rate                  Amount
title of
issue(i,j)

Michigan (cont.)

Detroit
  Revenue Bonds
  Series 2003B (MBIA)
   07-01-32               5.25%            $5,000,000               $5,377,600
Dickinson County Economic Development Corporation
  Refunding Revenue Bonds
  International Paper Company Projects
  Series 2004A
   11-01-18               4.80              5,000,000                5,066,250
Howell Public Schools
  Unlimited General Obligation Bonds
  School Building & Site
  Series 2003
  (Qualified School Bond Loan Funding)
   05-01-29               5.00              2,855,000                3,017,193
Hudsonville Public Schools
  Unlimited General Obligation Refunding Bonds
  Series 1997 (FGIC)
  (Qualified School Bond Loan Funding)
   05-01-27               5.15                835,000                  866,997
Kalamazoo City School District
  Unlimited General Obligation Bonds
  Building & Site
  Series 2001 (FSA)
   05-01-12               4.40              1,070,000                1,126,250
Michigan Municipal Bond Authority
  Refunding Revenue Bonds
  School Loan
  Series 2003A
   06-01-09               5.25              5,500,000                5,903,810
Michigan Municipal Bond Authority
  Revenue Bonds
  Clean Water Revolving Fund
  Series 2001
   10-01-09               5.00              9,840,000               10,549,465
   10-01-10               5.00              5,195,000                5,629,250
   10-01-14               5.00              4,585,000                4,973,670
Michigan Municipal Bond Authority
  Revenue Bonds
  Clean Water Revolving Fund
  Series 2002
   10-01-15               5.50              5,000,000                5,800,900
Michigan Municipal Bond Authority
  Revenue Bonds
  State Revolving Fund
  Series 1997
   10-01-15               5.25              6,505,000                6,873,768
Michigan Public Power Agency
  Refunding Revenue Bonds
  Belle River Project
  Series 2002A (MBIA)
   01-01-14               5.25              5,000,000                5,588,300
Michigan State Building Authority
  Refunding Revenue Bonds
  Facilities Program
  Series 2003 II (MBIA)
   10-15-29               5.00              4,500,000                4,760,865

Municipal Bonds (continued)
Name of                 Coupon                Principal               Value(a)
Issuer and               Rate                  Amount
title of
issue(i,j)

Michigan (cont.)

Michigan State Building Authority
  Revenue Bonds
  Facilities Program
  Series 2000 I
   10-15-16               5.25%            $2,000,000               $2,161,380
Michigan State Building Authority
  Revenue Bonds
  Facilities Program
  Series 2001 I
   10-15-08               5.50              5,280,000                5,655,830
Michigan State Hospital Finance Authority
  Revenue Bonds
  McLaren Health Care
  Series 2005C
   08-01-35               5.00              6,000,000                6,213,060
Michigan State South Central Power Agency
  Refunding Revenue Bonds
  Series 2002 (AMBAC)
   11-01-08               5.00              7,895,000                8,349,278
Michigan Strategic Fund
  Refunding Revenue Bonds
  Environmental Improvement
  Crown Paper Company
  Series 1997B
   08-01-12               6.25              1,100,000(b,l)                  11
State of Michigan
  Certificate of Participation
  Series 2004A (MBIA)
   09-01-31               4.25              9,250,000                9,581,243
Summit Academy
  Pre-refunded Certificate of Participation
  Series 1998
   08-01-18               7.00              1,800,000                1,803,798
Summit Academy North
  Pre-refunded Certificate of Participation
  Series 2001
   07-01-30               7.38              4,140,000                4,336,153
Summit Academy North
  Pre-refunded Certificate of Participation
  Series 2001B
   07-01-30               8.75              1,020,000                1,079,425
Van Buren Township Downtown Development Authority
  Tax Allocation Bonds
  Series 1994
   10-01-16               8.40              3,645,000                3,690,052
Waverly Community School
  Pre-refunded Unlimited General Obligation Bonds
  Series 2000 (FGIC)
   05-01-17               5.25              1,500,000                1,635,960
Wayne County Charter Airport
  Revenue Bonds
  Detroit Metropolitan Airport
  Series 1998B (MBIA)
   12-01-11               5.25              4,040,000                4,335,405

Municipal Bonds (continued)
Name of                 Coupon                Principal               Value(a)
Issuer and               Rate                  Amount
title of
issue(i,j)

Michigan (cont.)

Western Michigan University
  Refunding Revenue Bonds
  Series 2003 (MBIA)
   11-15-16               5.00%            $2,930,000               $3,196,894
   11-15-17               5.00              3,020,000                3,288,418
Total                                                              123,503,250

Minnesota (4.1%)

Anoka County Housing & Redevelopment Authority
  Revenue Bonds
  Epiphany Assisted Living LLC Project
  Series 1999
   12-01-29               7.40              4,000,000(l)             3,837,680
City of Sartell
  Revenue Bonds
  Foundation for Health Care Project
  Series 1999A
   09-01-29               6.63              3,500,000                3,631,915
Edina Independent School District #273
  Unlimited General Obligation Bonds
  Series 2004
   02-01-22               4.25              2,700,000                2,732,427
   02-01-23               4.50              3,000,000                3,097,140
   02-01-24               4.50              2,000,000                2,073,840
Maplewood
  Revenue Bonds
  Care Institute
  Series 1994
   01-01-24               7.75              7,705,000(b,l)           4,623,000
Minneapolis & St. Paul Metropolitan Airports Commission
  Refunding Subordinated Revenue Bonds
  Series 2005C (FGIC)
   01-01-25               5.00              5,585,000                5,966,288
Minneapolis & St. Paul Metropolitan Airports Commission
  Refunding Subordinated Revenue Bonds
  Series 2005C (FGIC)
   01-01-26               5.00              2,600,000                2,771,288
Minneapolis & St. Paul Metropolitan Airports Commission
  Revenue Bonds
  Series 1999B (FGIC) A.M.T.
   01-01-11               5.50              3,000,000                3,222,840
   01-01-16               5.63              5,000,000                5,379,450
Minneapolis Special School District #1
  Unlimited General Obligation Refunding Bonds
  Series 2005A (FSA)
  (School District Credit Enhancement Program)
   02-01-15               5.00              5,965,000                6,592,995
Minnesota State Municipal Power Agency
  Revenue Bonds
  Series 2004A
   10-01-29               5.13              2,000,000                2,130,500
Richfield
  Refunding Revenue Bonds
  Richfield Senior Housing Project
  Series 2004A
   12-01-39               6.63              6,050,000                6,205,485

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
8 -- RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- PORTFOLIO HOLDINGS
      AT AUG. 31, 2005

Name of                 Coupon                Principal               Value(a)
Issuer and               Rate                  Amount
title of
issue(i,j)

Minnesota (cont.)

Shakopee
  Revenue Bonds
  St. Francis Regional Medical Center
  Series 2004
   09-01-25               5.10%            $5,000,000               $5,231,000
Southern Minnesota Municipal Power Agency
  Revenue Bonds
  Capital Appreciation
  Zero Coupon
  Series 1994A (MBIA)
   01-01-22               6.73             17,500,000(d)             8,615,250
   01-01-23               6.80             26,500,000(d)            12,428,234
   01-01-25               6.75             17,500,000(d)             7,393,225
   01-01-26               6.75             17,500,000(d)             7,014,875
Southern Minnesota Municipal Power Agency
  Revenue Bonds
  Series 2002A (AMBAC)
   01-01-17               5.25             15,000,000               17,088,749
St. Paul Housing & Redevelopment Authority
  Revenue Bonds
  Healtheast Project
  Series 2005
   11-15-25               6.00              1,250,000                1,372,913
St. Paul Housing & Redevelopment Authority
  Revenue Bonds
  Lyngblomsten Care Center Housing Project
  Series 1993
   11-01-06               7.13                655,000(h)               663,345
   11-01-17               7.13              2,165,000                2,190,634
St. Paul Housing & Redevelopment Authority
  Revenue Bonds
  Rental - Lyngblomsten Housing Project
  Series 1993
   11-01-24               7.00              2,440,000                2,468,548
St. Paul Port Authority
  Revenue Bonds
  Office Building at Cedar Street
  Series 2003
   12-01-23               5.00              2,540,000                2,703,754
   12-01-27               5.13              5,465,000                5,837,112
State of Minnesota
  Unlimited General Obligation Bonds
  Series 2000
   06-01-10               5.50              9,230,000               10,185,490
   11-01-14               5.50             10,000,000               11,054,100
State of Minnesota
  Unlimited General Obligation Bonds
  Series 2001
   10-01-14               5.00              3,940,000                4,289,754
Todd Morrison Cass & Wadena Counties
  United Hospital District
  Unlimited General Obligation Bonds
  Health Care Facilities-Lakewood
  Series 2004
   12-01-34               5.00              4,275,000                4,408,679

Municipal Bonds (continued)
Name of                 Coupon                Principal               Value(a)
Issuer and               Rate                  Amount
title of
issue(i,j)

Minnesota (cont.)

Western Minnesota Municipal Power Agency
  Refunding Revenue Bonds
  Series 2003B (MBIA)
   01-01-15               5.00%            $5,000,000               $5,554,000
Total                                                              160,764,510

Mississippi (0.6%)

Harrison County Wastewater Management District
  Refunding Revenue Bonds
  Wastewater Treatment Facility
  Series 1986 Escrowed to Maturity
   02-01-15               5.00              4,250,000                4,694,805
State of Mississippi
  Unlimited General Obligation Refunding Bonds
  Series 2001
   09-01-12               5.50             10,000,000               11,263,000
State of Mississippi
  Unlimited General Obligation Refunding Bonds
  Series 2002D
   07-01-16               5.50              7,570,000                8,760,761
Total                                                               24,718,566

Missouri (0.4%)

City of St. Louis
  Refunding Revenue Bonds
  Lambert-St. Louis International
  Series 2003A (FSA)
   07-01-11               5.25              4,150,000                4,552,052
Missouri Housing Development Commission
  Revenue Bonds
  Drivers
  Series 2001 Inverse Floater
  (GNMA/FNMA) A.M.T.
   09-01-33               8.87              1,150,000(g)             1,256,950
St. Louis Municipal Finance Corporation
  Refunding Revenue Bonds
  Convention Center Project
  Series 2003 (AMBAC)
   07-15-08               5.00              8,180,000                8,620,002
Total                                                               14,429,004

Nebraska (0.4%)

Nebraska Public Power District
  Pre-refunded Revenue Bonds
  Series 1998A (MBIA)
   01-01-14               5.25             11,500,000               12,198,395
Nebraska Public Power District
  Revenue Bonds
  Series 1998A (MBIA)
   01-01-14               5.25                725,000                  762,671
Omaha Public Power District
  Revenue Bonds
  Series 1986A Escrowed to Maturity
   02-01-15               6.00              1,370,000                1,594,995
Total                                                               14,556,061

Municipal Bonds (continued)
Name of                 Coupon                Principal               Value(a)
Issuer and               Rate                  Amount
title of
issue(i,j)

Nevada (0.4%)

Clark County Improvement District
  Special Assessment Bonds
  Southern Highlands Area
  Series 1999
   12-01-19               7.50%            $4,815,000               $5,136,449
Director of the State of Nevada
  Department of Business & Industry
  Revenue Bonds
  Capital Appreciation
  Las Vegas Monorail
  Zero Coupon
  Series 2000 (AMBAC)
   01-01-19               5.75              5,105,000(d)             2,825,822
   01-01-23               5.93              5,000,000(d)             2,255,350
Henderson
  Revenue Bonds
  Catholic HealthCare West
  Series 1998
   07-01-26               5.38              5,000,000                5,142,150
Total                                                               15,359,771

New Hampshire (--%)

New Hampshire Business Finance Authority
  Refunding Revenue Bonds
  Crown Paper Company Project
  Series 1996
   01-01-22               7.75              4,255,000(b,l)                  43

New Jersey (3.6%)

New Jersey Economic Development Authority
  Pre-refunded Revenue Bonds
  School Facilities & Construction
  Series 2003F
   06-15-26               5.00              5,000,000                5,531,500
New Jersey Economic Development Authority
  Pre-refunded Revenue Bonds
  School Facilities & Construction
  Series 2004G (AMBAC)
   09-01-21               5.00              7,050,000                7,817,463
New Jersey Economic Development Authority
  Refunding Revenue Bonds
  Senior Lien
  Series 2001A (MBIA)
   07-01-08               5.00              5,000,000                5,262,650
New Jersey Economic Development Authority
  Revenue Bonds
  Cigarette Tax
  Series 2004 (FGIC)
   06-15-11               5.00              6,000,000                6,466,620
New Jersey Economic Development Authority
  Revenue Bonds
  Cigarette Tax
  Series 2004 (FSA)
   06-15-10               5.00              7,000,000                7,492,660
New Jersey State Educational Facilities Authority
  Pre-refunded Revenue Bonds
  Princeton University
  Series 2000H
   07-01-21               5.38              2,000,000                2,194,640

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
9 -- RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- PORTFOLIO HOLDINGS
      AT AUG. 31, 2005

Name of                 Coupon                Principal               Value(a)
Issuer and               Rate                  Amount
title of
issue(i,j)

New Jersey (cont.)

New Jersey State Turnpike Authority
  Pre-refunded Revenue Bonds
  Series 2000A Escrowed to Maturity (MBIA)
   01-01-11               6.00%            $3,215,000               $3,648,575
New Jersey State Turnpike Authority
  Revenue Bonds
  Series 2000R Inverse Floater (MBIA)
   01-01-13              10.16              4,330,000(g)             6,512,320
New Jersey State Turnpike Authority
  Un-refunded Revenue Bonds
  Series 2000A (MBIA)
   01-01-11               6.00              7,785,000                8,830,837
New Jersey Transportation Corporation
  Certificate of Participation
  Federal Transportation Administration Grants
  Series 2000B (AMBAC)
   09-15-08               5.50              5,000,000                5,326,050
New Jersey Transportation Trust Fund Authority
  Revenue Bonds
  Transportation System
  Series 2001C (FSA)
   12-15-12               5.75             25,000,000               28,514,749
New Jersey Transportation Trust Fund Authority
  Pre-refunded Revenue Bonds
  Transportation System
  Series 2003C
   06-15-24               5.50              6,000,000                6,841,020
Tobacco Settlement Financing Corporation
  Asset-backed Revenue Bonds
  Series 2002
   06-01-32               5.75              7,465,000                7,815,332
   06-01-37               6.00             12,770,000               13,686,758
Tobacco Settlement Financing Corporation
  Revenue Bonds
  Series 2003
   06-01-32               6.38              8,150,000                9,317,080
   06-01-39               6.75              6,250,000                7,298,563
   06-01-43               6.25              4,250,000                4,817,758
University of Medicine & Dentistry of New Jersey
  Revenue Bonds
  Series 2002A (AMBAC)
   12-01-12               5.25              1,705,000                1,903,428
Total                                                              139,278,003

New Mexico (0.3%)

New Mexico State Highway Commission
  Pre-refunded Revenue Bonds
  Sr Sub Lien
  Series 2001A Escrowed to Maturity
   06-15-10               5.00              5,115,000                5,524,149
New Mexico State Highway Commission
  Un-refunded Revenue Bonds
  Sr Sub Lien
  Series 2001A
   06-15-10               5.00              4,885,000                5,273,504
Total                                                               10,797,653

Municipal Bonds (continued)
Name of                 Coupon                Principal               Value(a)
Issuer and               Rate                  Amount
title of
issue(i,j)

New York (11.7%)

City of New York
  Unlimited General Obligation Bonds
  Series 2000 II Inverse Floater (FGIC)
   05-15-14               9.84%            $1,790,000(g)            $2,485,308
   05-15-15               9.84              1,890,000(g)             2,587,164
   05-15-16               9.84              1,175,000(g)             1,631,828
City of New York
  Unlimited General Obligation Bonds
  Series 2001G (FSA)
   08-01-11               5.25              5,000,000                5,487,950
City of New York
  Unlimited General Obligation Bonds
  Series 2002E
   08-01-16               5.75              8,210,000                9,221,390
City of New York
  Unlimited General Obligation Bonds
  Series 2002E (MBIA)
   08-01-15               5.63              2,000,000                2,252,020
City of New York
  Unlimited General Obligation Bonds
  Series 2003D
   10-15-20               5.25              6,520,000                7,107,648
City of New York
  Unlimited General Obligation Bonds
  Series 2003I
   03-01-27               5.38              8,000,000                8,721,760
City of New York
  Unlimited General Obligation Bonds
  Series 2003J
   06-01-19               5.50             27,500,000               30,412,249
   06-01-28               5.25             10,050,000               10,822,745
City of New York
  Unlimited General Obligation Bonds
  Series 2004C-1
   08-15-21               5.00              3,000,000                3,204,990
City of New York
  Unlimited General Obligation Bonds
  Series 2004D
   11-01-34               5.00              3,000,000                3,150,390
City of New York
  Unlimited General Obligation Bonds
  Series 2004E (FSA)
   11-01-22               5.00              6,000,000                6,484,440
Metropolitan Transportation Authority
  Refunding Revenue Bonds
  Series 2002A
   01-01-16               5.75              5,000,000                5,820,950
   11-15-32               5.75              5,855,000                6,657,955
Metropolitan Transportation Authority
  Refunding Revenue Bonds
  Series 2002A (AMBAC)
   11-15-19               5.50              4,000,000                4,488,320
Metropolitan Transportation Authority
  Revenue Bonds
  Series 2002A (FSA)
   11-15-26               5.50              8,500,000                9,474,950

Municipal Bonds (continued)
Name of                 Coupon                Principal               Value(a)
Issuer and               Rate                  Amount
title of
issue(i,j)

New York (cont.)

Metropolitan Transportation Authority
  Revenue Bonds
  Series 2002B (MBIA)
   01-01-13               5.50%           $10,160,000              $11,489,538
   07-01-13               5.50              2,750,000                3,131,315
Metropolitan Transportation Authority
  Revenue Bonds
  Series 2005A (MBIA)
   11-15-14               5.00              8,940,000                9,919,019
New York City Health & Hospital Corporation
  Revenue Bonds
  Health Systems
  Series 2002A (FSA)
   02-15-15               5.50              5,255,000                5,811,662
New York City Housing Development
  Revenue Bonds
  Capital Fund New York City Housing
  Authority Program
  Series 2005A (FGIC)
   07-01-25               5.00             10,800,000               11,560,536
New York City Municipal Water Finance Authority
  Revenue Bonds
  Series 2002A
   06-15-29               5.00              4,000,000                4,222,960
New York City Municipal Water Finance Authority
  Revenue Bonds
  Series 2003E
   06-15-34               5.00              5,000,000                5,272,850
New York City Municipal Water Finance Authority
  Revenue Bonds
  Series 2004A
   06-15-39               5.00              9,000,000                9,516,600
New York City Transitional Finance Authority
  Pre-refunded Revenue Bonds
  Future Tax-2005
  Series 1999C
   05-01-25               5.50                565,000                  618,980
New York City Transitional Finance Authority
  Revenue Bonds
  Future Tax-2005
  Series 1999C
   05-01-25               5.50                375,000                  406,076
New York City Transitional Finance Authority
  Revenue Bonds
  Future Tax Secured
  Series 2001B
   02-01-11               5.50              5,000,000                5,529,700
New York City Transitional Finance Authority
  Revenue Bonds
  Future Tax Secured
  Series 2003D
   02-01-31               5.00              4,000,000                4,227,720
New York City Transitional Finance Authority
  Revenue Bonds
  Future Tax Secured
  Series 2003E (MBIA)
   02-01-20               5.25              5,000,000                5,473,950

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
10 -- RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- PORTFOLIO HOLDINGS
      AT AUG. 31, 2005

Name of                 Coupon                Principal               Value(a)
Issuer and               Rate                  Amount
title of
issue(i,j)

New York (cont.)

New York City Transitional Finance Authority
  Revenue Bonds
  Future Tax Secured
  Series 2004C
   02-01-33               5.00%            $4,255,000               $4,518,512
New York Local Government Assistance Corporation
  Revenue Bonds
  Capital Appreciation
  Zero Coupon
  Series 1993C (MBIA)
   04-01-14               3.65              4,210,000(d)             3,046,651
New York Mortgage Agency
  Revenue Bonds
  35th Series 2005 A.M.T.
   10-01-30               4.80              5,000,000                5,020,400
New York Mortgage Agency
  Revenue Bonds
  Series 2002A-II Inverse Floater A.M.T.
   04-01-32               8.51              4,965,000(g)             5,335,588
New York Power Authority
  Revenue Bonds
  Series 2000A
   11-15-30               5.25              1,615,000                1,730,586
New York State Dormitory Authority
  Revenue Bonds
  Catholic Health L.I. Obligation Group
  Series 2004
   07-01-27               5.00             15,430,000               15,951,533
New York State Dormitory Authority
  Revenue Bonds
  Consolidated City University System
  2nd General Resolution
  Series 1993A
   07-01-18               5.75              5,500,000                6,375,325
New York State Dormitory Authority
  Revenue Bonds
  Consolidated City University System
  Series 1990D Escrowed to Maturity
   07-01-09               7.00              2,725,000                2,955,944
New York State Dormitory Authority
  Revenue Bonds
  Hospital Insured Mortgage
  Series 2004A (FHA/FSA)
   02-15-13               5.25              8,840,000                9,808,952
   08-15-13               5.25              7,415,000                8,275,140
New York State Dormitory Authority
  Revenue Bonds
  Mental Health Services Facilities Improvement
  Series 2005B (AMBAC)
   02-15-30               5.00              5,000,000                5,341,150
New York State Dormitory Authority
  Revenue Bonds
  School Districts Financing Program
  Series 2002D (MBIA)
   10-01-08               5.00             13,010,000               13,747,667

Municipal Bonds (continued)
Name of                 Coupon                Principal               Value(a)
Issuer and               Rate                  Amount
title of
issue(i,j)

New York (cont.)

New York State Dormitory Authority
  Revenue Bonds
  State University Educational Facilities
  Series 1993A
   05-15-13               5.50%           $24,530,000              $27,386,027
New York State Energy Research & Development Authority
  Revenue Bonds
  New York State Electric & Gas
  Series 1985 (MBIA)
   03-15-15               4.10             13,600,000               13,828,616
New York State Energy Research & Development Authority
  Revenue Bonds
  Residual Certificates
  Series 2000-379 Inverse Floater (MBIA)
   01-01-21               8.89              7,520,000(g)             8,147,619
New York State Environmental Facilities Corporation
  Revenue Bonds
  New York City Municipal Water Financing Project
  2nd Series 2004
   06-15-26               5.00             13,285,000               14,310,203
New York State Environmental Facilities Corporation
  Revenue Bonds
  Revolving Funds
  Series 2003B
   06-15-26               5.00             12,210,000               12,942,478
New York State Environmental Facilities Corporation
  Revenue Bonds
  Revolving Funds
  New York City Municipal Water Project
  Series 2002B
   06-15-31               5.00              9,000,000                9,479,790
New York State Environmental Facilities Corporation
  Revenue Bonds
  Revolving Funds
  New York City Municipal Water Project
  Series 2002K
   06-15-28               5.00              9,000,000                9,523,530
New York State Environmental Facilities Corporation
  Revenue Bonds
  Revolving Funds
  Series 2003
   06-15-32               5.00              3,500,000                3,707,690
New York State Housing Finance Agency
  Refunding Revenue Bonds
  State University Construction
  Series 1986A Escrowed to Maturity
   05-01-13               6.50              3,500,000                4,119,570
New York State Thruway Authority
  Revenue Bonds
  Local Highway & Bridge
  Series 2002
   04-01-15               5.50              5,000,000                5,554,350
New York State Thruway Authority
  Revenue Bonds
  Series 2001A (FGIC)
   04-01-11               5.50              7,500,000                8,341,050

Municipal Bonds (continued)
Name of                 Coupon                Principal               Value(a)
Issuer and               Rate                  Amount
title of
issue(i,j)

New York (cont.)

New York State Thruway Authority
  Revenue Bonds
  Series 2004A (MBIA)
   04-01-19               5.00%            $4,780,000               $5,192,418
New York State Urban Development Corporation
  Refunding Revenue Bonds
  Service Contract
  Series 2005 (FSA)
   01-01-17               5.00              9,000,000                9,939,870
Port Authority of New York & New Jersey
  Revenue Bonds
  Consolidated 134th
  Series 2004
   07-15-34               5.00              7,000,000                7,481,250
Port Authority of New York & New Jersey
  Revenue Bonds
  Series 2000 II Inverse Floater        (MBIA) A.M.T.
   10-15-21               9.41              3,505,000(g)             4,105,617
Sales Tax Asset Receivables Corporation
  Revenue Bonds
  Series 2004A (MBIA)
   10-15-23               5.00              4,550,000                4,926,786
Tobacco Settlement Financing Authority
  Asset-backed Revenue Bonds
  Series 2003A-1
   06-01-16               5.50              2,500,000                2,726,600
Tobacco Settlement Financing Authority
  Revenue Bonds
  Series 2003C-1
   06-01-14               5.50              9,500,000               10,238,815
   06-01-15               5.50              4,525,000                4,949,626
Triborough Bridge & Tunnel Authority
  Refunding Revenue Bonds
  General Purpose
  Series 2002B
   11-15-29               5.13              5,415,000                5,809,645
Westchester Tobacco Asset Securitization
  Revenue Bonds
  Series 2005
   06-01-26               5.00              2,750,000                2,784,458
Total                                                              454,796,419

North Carolina (3.1%)

City of Charlotte
  Revenue Bonds
  Series 2002A
   07-01-14               5.50              5,695,000                6,552,610
   07-01-15               5.50              5,155,000                5,981,965
Mecklenburg County
  Unlimited General Obligation Bonds
  Public Improvement
  Series 2001D
   02-01-12               4.00              3,600,000                3,752,748
   02-01-14               4.10              3,600,000                3,764,340
North Carolina Eastern Municipal Power Agency
  Pre-refunded Revenue Bonds
  Series 1986A Escrowed to Maturity
   01-01-17               5.00              6,220,000                6,921,865

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
11 -- RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- PORTFOLIO HOLDINGS
      AT AUG. 31, 2005

Name of                 Coupon                Principal               Value(a)
Issuer and               Rate                  Amount
title of
issue(i,j)

North Carolina (cont.)

North Carolina Eastern Municipal Power Agency
  Pre-refunded Revenue Bonds
  Series 1988A
   01-01-26               6.00%            $1,940,000               $2,412,506
North Carolina Eastern Municipal Power Agency
  Pre-refunded Revenue Bonds
  Series 1989A
   01-01-10               7.50             15,125,000               17,768,397
North Carolina Eastern Municipal Power Agency
  Refunding Revenue Bonds
  Series 1993B
   01-01-07               7.25              5,000,000                5,236,050
   01-01-09               6.13             10,000,000               10,747,100
North Carolina Eastern Municipal Power Agency
  Refunding Revenue Bonds
  Series 2003A
   01-01-11               5.50             15,000,000               16,127,100
North Carolina Eastern Municipal Power Agency
  Revenue Bonds
  Residual Certificates
  Series 2000 Inverse Floater (MBIA)
   01-01-13               9.28              3,330,000(g)             3,853,809
North Carolina Eastern Municipal Power Agency
  Un-refunded Revenue Bonds
  Series 1989A
   01-01-10               7.50             14,035,000               16,042,566
North Carolina Housing Finance Agency
  Revenue Bonds
  Series 2002 II Inverse Floater A.M.T.
   01-01-34               8.43              2,910,000(g)             3,099,237
North Carolina Municipal Power Agency #1 Catawba
  Revenue Bonds
  Series 2003A
   01-01-12               5.50              6,500,000                7,153,575
Raleigh Durham Airport Authority
  Revenue Bonds
  Series 2001A (FGIC)
   11-01-11               5.00              1,900,000                2,067,409
State of North Carolina
  Pre-refunded Unlimited General Obligation Bonds
  Public Improvement
  Series 1999A
   03-01-15               5.25              5,000,000                5,445,900
State of North Carolina
  Unlimited General Obligation Bonds
  Public Improvement
  Series 2001A
   03-01-08               4.50              4,400,000                4,563,372
Total                                                              121,490,549

Ohio (4.4%)

City of Cincinnati
  Unlimited General Obligation
  Refunding Bonds
  Police & Fire Pension
  Series 2005C
   12-01-35               4.50              8,500,000                8,519,465

Municipal Bonds (continued)
Name of                 Coupon                Principal               Value(a)
Issuer and               Rate                  Amount
title of
issue(i,j)

Ohio (cont.)

City of Cleveland
  Refunding Revenue Bonds
  Series 2001J (FSA)
   01-01-12               5.38%            $1,000,000               $1,116,230
City of Columbus
  Pre-refunded Unlimited General Obligation Bonds
  Series 1999-2
   06-15-15               5.75              2,000,000                2,243,140
City of Hamilton
  Refunding Revenue Bonds
  Series 2002A (FSA)
   10-15-25               4.70              9,500,000                9,855,395
County of Coshocton
  Refunding Revenue Bonds
  Smurfit-Stone Container
  Series 2005
   08-01-13               5.13              4,750,000                4,705,920
County of Cuyahoga
  Refunding Revenue Bonds
  Judson Retirement Community
  Series 1996A
   11-15-18               7.25              2,880,000                3,050,582
County of Cuyahoga
  Refunding Revenue Bonds
  Series 2003A
   01-01-21               6.00              6,000,000                6,863,520
County of Cuyahoga
  Revenue Bonds
  Canton Project
  Series 2000
   01-01-30               7.50              1,500,000                1,694,565
County of Montgomery
  Revenue Bonds
  Catholic Health Initiatives
  Series 2004A
   05-01-30               5.00              9,000,000                9,437,400
   05-01-32               5.00              3,250,000                3,403,173
Dayton City School District
  Unlimited General Obligation Bonds
  School Facilities Construction & Improvement
  Series 2003A (FGIC)
   12-01-27               5.00              2,765,000                2,935,905
   12-01-31               5.00              5,000,000                5,268,300
Dayton City School District
  Unlimited General Obligation Bonds
  School Facilities Construction & Improvement
  Series 2003D (FGIC)
   12-01-17               5.00              4,000,000                4,338,440
Franklin County
  Refunding Revenue Bonds
  OhioHealth Corporation
  Series 2003C
   05-15-22               5.25              5,170,000                5,601,075
   05-15-24               5.25              2,625,000                2,827,650

Municipal Bonds (continued)
Name of                 Coupon                Principal               Value(a)
Issuer and               Rate                  Amount
title of
issue(i,j)

Ohio (cont.)

Hamilton County Convention Facilities Authority
  Revenue Bonds
  First Lien
  Series 2004 (FGIC)
   12-01-28               5.00%            $3,000,000               $3,196,380
   12-01-33               5.00              1,500,000                1,581,285
Licking Heights Local School District
  Unlimited General Obligation Bonds
  Series 2004 (FGIC)
   12-01-28               5.00              4,960,000                5,284,682
Ohio Municipal Electric Generation Agency
  Refunding Revenue Bonds
  Joint Venture 5
  Series 2004 (AMBAC)
   02-15-24               4.75              7,230,000                7,567,569
Ohio State Air Quality Development Authority
  Refunding Revenue Bonds
  Pollution Control - Dayton Power
  Series 2005B (FGIC)
   01-01-34               4.80              8,800,000                9,021,144
Ohio State Building Authority
  Revenue Bonds
  Adult Correctional Building Fund
  Series 2002B
   04-01-14               5.25             12,000,000               13,476,719
Ohio State Building Authority
  Revenue Bonds
  State Facilities Adult Correction
  Series 2005A (FSA)
   04-01-22               5.00              4,250,000                4,609,678
Ohio State University
  Revenue Bonds
  Series 2002A
   12-01-12               5.25                750,000                  837,285
Ohio State University
  Revenue Bonds
  Series 2005A
   06-01-30               4.75             18,385,000               19,036,380
Ohio State Water Development Authority
  Revenue Bonds
  Water Quality
  Series 2004
   12-01-16               5.00              4,250,000                4,678,995
State of Ohio
  Unlimited General Obligation Bonds
  Common Schools Capital Facilities
  Series 2001B
   09-15-11               5.25              6,545,000                7,218,350
   09-15-20               5.00              3,780,000                4,055,827
State of Ohio
  Unlimited General Obligation Bonds
  Highway Capital Improvement
  Series 2002G
   05-01-12               5.25              6,855,000                7,608,433

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
12 -- RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- PORTFOLIO HOLDINGS
      AT AUG. 31, 2005

Name of                 Coupon                Principal               Value(a)
Issuer and               Rate                  Amount
title of
issue(i,j)

Ohio (cont.)

State of Ohio
  Unlimited General Obligation Bonds
  Highway Capital Improvement
  Series 2005I
   05-01-14               5.00%           $10,000,000              $11,150,599
Total                                                              171,184,086

Oklahoma (0.2%)

Oklahoma Municipal Power Authority
  Revenue Bonds
  Series 2001A (FSA)
   01-01-12               5.00              1,185,000                1,284,291
   01-01-13               5.00              1,020,000                1,098,754
Oklahoma Transportation Authority
  Refunding Revenue Bonds
  2nd Series 2002B (AMBAC)
   01-01-16               5.25              5,000,000                5,506,850
Total                                                                7,889,895

Oregon (0.6%)

Clackamus Community College District
  Unlimited General Obligation Bonds
  Series 2001 (FGIC)
   06-15-11               5.00              2,250,000                2,451,983
   06-15-12               5.25              1,000,000                1,102,820
Oregon State Department of Administrative Services
  Revenue Bonds
  Series 2003 (FSA)
   09-01-11               5.00              5,000,000                5,463,949
Port of Portland
  Refunding Revenue Bonds
  Portland International Airport
  Series 2001D (FGIC) A.M.T.
   07-01-11               5.25              3,335,000                3,603,234
Salem-Keizer School District #24J
  Pre-refunded Unlimited General Obligation Bonds
  Series 1999
   06-01-19               5.00              3,500,000                3,735,270
Umatilla County Hospital Facility Authority
  Revenue Bonds
  Catholic Health Initiatives
  Series 2004A
   05-01-32               5.00              2,255,000                2,353,025
Washington Multnomah & Yamhill Counties
  Ore School District #1J
  Unlimited General Obligation Bonds
  School Improvements
  Series 2001 (MBIA)
   06-01-11               5.00              2,995,000                3,262,214
Total                                                               21,972,495

Pennsylvania (1.7%)

Beaver County Industrial Development Authority
  Collateralized Refunding Revenue Bonds
  Toledo Edison
  Series 1995A
   05-01-20               7.75             14,000,000               14,404,459

Municipal Bonds (continued)
Name of                 Coupon                Principal               Value(a)
Issuer and               Rate                  Amount
title of
issue(i,j)

Pennsylvania (cont.)

City of Philadelphia
  Revenue Bonds
   1975 General Ordinance
   17th Series 2003 (FSA)
   07-01-09               5.00%            $7,650,000               $8,141,054
Commonwealth of Pennsylvania
  Unlimited General Obligation Refunding Bonds
  Series 2002
   02-01-12               5.50              5,970,000                6,700,310
County of Allegheny
  Unlimited General Obligation Refunding Bonds
  Series 2003C (FSA)
   10-01-09               5.00              3,990,000                4,269,779
Delaware River Port Authority
  Refunding Revenue Bonds
  Port District Project
  Series 2001A (FSA)
   01-01-12               5.25              3,130,000                3,490,545
Lehigh County Industrial Development Authority
  Refunding Revenue Bonds
  PPL Electric Utilities Corporation Project
  Series 2005 (FGIC)
   02-15-27               4.75             11,800,000               12,171,228
Montgomery County Industrial Development Authority
  Revenue Bonds
  Acts Retirement - Life Communities
  Series 1998
   11-15-28               5.25              7,500,000                7,656,375
Pennsylvania State University
  Refunding Revenue Bonds
  Series 2002
   08-15-16               5.25              1,000,000                1,142,280
Philadelphia Authority for Industrial Development
  Revenue Bonds
  Series 2001B (FSA)
   10-01-13               5.50              7,925,000                8,839,704
Total                                                               66,815,734

Puerto Rico(f) (1.2%)

Commonwealth of Puerto Rico
  Unlimited General Obligation Bonds
  Public Improvement
  Series 2001 (FSA)
   07-01-16               5.50              2,140,000                2,495,326
Commonwealth of Puerto Rico
  Unlimited General Obligation Bonds
  Public Improvement
  Series 2004A
   07-01-24               5.00              8,000,000                8,491,440
Commonwealth of Puerto Rico
  Unlimited General Obligation Bonds
  Series 1998 (MBIA)
   07-01-23               4.88              5,000,000                5,264,050
Commonwealth of Puerto Rico
  Unlimited General Obligation Refunding Bonds
  Series 2004A
   07-01-30               5.00              6,000,000                6,398,940

Municipal Bonds (continued)
Name of                 Coupon                Principal               Value(a)
Issuer and               Rate                  Amount
title of
issue(i,j)

Puerto Rico(f) (cont.)

Puerto Rico Electric Power Authority
  Revenue Bonds
  Series 1998DD (FSA)
   07-01-13               5.13%            $5,000,000               $5,389,300
Puerto Rico Housing Finance Corporation
  Revenue Bonds
  Series 2001 Inverse Floater A.M.T.
   12-01-28               8.29              3,120,000(g)             3,337,433
Puerto Rico Public Buildings Authority
  Refunding Revenue Bonds
  Government Facilities
  Series 2004J (AMBAC)
   07-01-36               5.00              3,150,000                3,448,305
Puerto Rico Public Buildings Authority
  Revenue Bonds
  Residual Certificates
  Series 2000 Inverse Floater (FSA)
   07-01-21               8.30              3,120,000(g)             3,642,756
Puerto Rico Public Finance Corporation
  Revenue Bonds
  Commonwealth Appropriation
  Series 2004A (MBIA)
   08-01-29               5.25              8,000,000                8,830,319
Total                                                               47,297,869

South Carolina (1.1%)

Cherokee County
  Spring City Knitting Company Project
  Series 1979
   09-01-09               7.40              5,200,000                5,554,328
Lexington County
  Revenue Bonds
  Series 2004
   05-01-32               5.50              4,685,000                5,062,752
Richland County School District #2
  Unlimited General Obligation Bonds
  Series 2002B (FGIC)
   02-01-08               5.00              3,000,000                3,140,130
   02-01-09               5.00              3,000,000                3,187,650
South Carolina Transportation Infrastructure Bank
  Revenue Bonds
  Junior Lien
  Series 2001B (AMBAC)
   10-01-31               5.25             10,000,000               10,639,700
State of South Carolina
  Unlimited General Obligation Bonds
  State Highway
  Series 2001B
   04-01-12               4.50              6,000,000                6,378,780
State of South Carolina
  Unlimited General Obligation Bonds
  State School Facilities
  Series 2001A
   01-01-10               5.00              2,000,000                2,153,280
Tobacco Settlement Revenue Management Authority
  Revenue Bonds
  Series 2001B
   05-15-22               6.00              5,035,000                5,346,465
Total                                                               41,463,085

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
13 -- RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- PORTFOLIO HOLDINGS
      AT AUG. 31, 2005

Name of                 Coupon                Principal               Value(a)
Issuer and               Rate                  Amount
title of
issue(i,j)

South Dakota (0.5%)

Heartland Consumers Power District
  Refunding Revenue Bonds
  Series 1986 Escrowed to Maturity
   01-01-10               6.00%           $10,205,000              $10,914,248
South Dakota Lease Revenue
  Trust Certificates
  Series 1993A (FSA)
   09-01-17               6.70              7,260,000                9,207,495
Total                                                               20,121,743

Tennessee (0.8%)

City of Memphis
  Pre-refunded Unlimited General Obligation Bonds
  General Improvement
  Series 2000
   04-01-18               5.25              4,675,000                4,977,660
City of Memphis
  Pre-refunded Unlimited General Obligation Bonds
  General Improvement
  Series 2000
   04-01-16               5.25              5,000,000                5,323,700
Metropolitan Government Nashville & Davidson County
  Health & Educational Facilities Board
  Revenue Bonds
  Vanderbilt University
  Series 2005B-3 (MBIA)
   10-01-44               5.00             13,000,000               13,907,270
Shelby County Health Educational
  & Housing Facilities Board
  Revenue Bonds
  St. Jude's Childrens Research
  Series 1999
   07-01-29               5.38              5,000,000                5,279,400
Total                                                               29,488,030

Texas (4.8%)

Aldine Independent School District
  Unlimited General Obligation Refunding Bonds
  Series 2001
  (Permanent School Fund Guarantee)
   02-15-11               5.00              2,000,000                2,162,880
City of Austin
  Refunding Revenue Bonds
  Series 2002 (FSA)
   11-15-14               5.50              3,485,000                3,984,401
City of Corpus Christi
  Limited General Obligation
  Refunding & Improvement Bonds
  Series 2001 (FSA)
   03-01-11               5.00              3,690,000                3,992,801
   03-01-12               5.00              3,400,000                3,671,932
City of Houston
  Pre-refunded Revenue Bonds
  Junior Lien
  Series 2002B (AMBAC)
   12-01-15               5.75              5,000,000                5,703,100

Municipal Bonds (continued)
Name of                 Coupon                Principal               Value(a)
Issuer and               Rate                  Amount
title of
issue(i,j)

Texas (cont.)

City of Houston
  Refunding Revenue Bonds
  Junior Lien
  Series 2002B Escrowed to Maturity
  (AMBAC)
   12-01-10               5.50%            $4,000,000               $4,407,640
City of Houston
  Revenue Bonds
  Series 2000 II Inverse Floater (FSA) A.M.T.
   07-01-18               8.75              4,350,000(g)             5,341,670
   07-01-19               8.77              2,660,000(g)             3,249,775
City of San Antonio
  Refunding Revenue Bonds
  Series 2003
   02-01-09               5.25             10,000,000               10,685,600
   02-01-10               5.25             10,000,000               10,809,700
City of The Colony
  Unlimited General Obligation Bonds
  Series 1980 Escrowed to Maturity
   08-01-07               9.25              1,000,000                1,115,100
Corpus Christi Business & Job Development Corporation
  Refunding & Improvement Revenue Bonds
  Arena Project
  Series 2002 (AMBAC)
   09-01-25               5.00              3,550,000                3,780,644
Cypress-Fairbanks Independent School District
  Unlimited General Obligation Refunding Bonds
  Schoolhouse
  Series 2002
  (Permanent School Fund Guarantee)
   02-15-19               5.00              5,000,000                5,359,100
Cypress-Fairbanks Independent School District
  Unlimited General Obligation Refunding Bonds
  Series 2005
  (Permanent School Fund Guarantee)
   08-15-10               5.00              4,000,000                4,283,160
Dallas Area Rapid Transit
  Revenue Bonds
  Senior Lien
  Series 2001 (AMBAC)
   12-01-09               5.50              2,000,000                2,184,920
Duncanville Independent School District
  Unlimited General Obligation Refunding Bonds
  Series 2001B
  (Permanent School Fund Guarantee)
   02-15-32               5.25              6,315,000                6,740,757
Fate Higher Education Facilities Corporation
  Revenue Bonds
  North Hills School Project
  Series 2000
   12-01-25               7.75              5,710,000                6,061,907
Fort Bend Independent School District
  Unlimited General Obligation Refunding Bonds
  Series 1999
  (Permanent School Fund Guarantee)
   02-15-18               5.25              4,000,000                4,273,240

Municipal Bonds (continued)
Name of                 Coupon                Principal               Value(a)
Issuer and               Rate                  Amount
title of
issue(i,j)

Texas (cont.)

Fort Bend Independent School District
  Unlimited General Obligation Refunding Bonds
  Series 2004A
  (Permanent School Fund Guarantee)
   08-15-26               5.25%            $4,000,000               $4,360,120
Frisco Independent School District
  Unlimited General Obligation Bonds
  Series 2000
  (Permanent School Fund Guarantee)
   08-15-30               5.00              2,045,000                2,116,350
Houston Independent School District
  Unlimited General Obligation Refunding Bonds
  Schoolhouse
  Series 2003 (Permanent School Fund Guarantee)
   02-15-32               5.00              2,500,000                2,654,500
North Central Texas Health Facility
  Development Corporation
  Revenue Bonds
  Baylor Health Care System Project
  Series 2001A
   05-15-29               5.13              2,000,000                2,073,200
Northside Independent School District
  Unlimited General Obligation Refunding Bonds
  Series 2001
  (Permanent School Fund Guarantee)
   02-15-12               5.50              3,720,000                4,116,701
Round Rock Independent School District
  Unlimited General Obligation Refunding Bonds
  Capital Appreciation
  Zero Coupon
  Series 1991 (MBIA)
   08-15-10               3.27              8,300,000(d)             6,995,572
Southwest Higher Education Authority
  Revenue Bonds
  Southern Methodist University Project
  Series 2002 (AMBAC)
   10-01-15               5.50              3,420,000                3,849,552
State of Texas
  Unlimited General Obligation Bonds
  Transportation Commission Mobility Fund
  Series 2005A
   04-01-35               4.75              7,500,000                7,738,500
Texas A&M University
  Refunding Revenue Bonds
  Financing Systems
  Series 2003B
   05-15-15               5.25              5,000,000                5,532,050
Texas Department of Housing & Community Affairs
  Revenue Bonds
  Series 2002A II Inverse Floater
  (MBIA) A.M.T.
   03-01-34               8.91              2,185,000(g)             2,527,542
Texas Department of Housing & Community Affairs
  Revenue Bonds
  Series 2002B II Inverse Floater
  (MBIA) A.M.T.
   09-01-33               8.91              1,925,000(g)             2,226,340

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
14 -- RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- PORTFOLIO HOLDINGS
      AT AUG. 31, 2005

Name of                 Coupon                Principal               Value(a)
Issuer and               Rate                  Amount
title of
issue(i,j)

Texas (cont.)

Texas Municipal Power Agency
  Refunding Revenue Bonds
  Series 1993 (MBIA)
   09-01-09               5.25%            $8,000,000               $8,624,720
Texas Municipal Power Agency
  Refunding Revenue Bonds
  Sub Lien
  Series 2004 (FGIC)
   09-01-10               4.25              3,500,000                3,587,815
Texas Public Finance Authority
  Refunding Revenue Bonds
  Series 2002 (FGIC)
   02-01-10               5.00             10,650,000               11,413,072
Texas State Turnpike Authority
  Revenue Bonds
  First Tier
  Series 2002A (AMBAC)
   08-15-39               5.50             10,000,000               10,932,799
Texas Technical University
  Revenue Bonds
  Financing System
  7th Series 2002 (MBIA)
   08-15-09               5.25              1,605,000                1,728,986
Texas Water Development Board
  Revenue Bonds
  Senior Lien
  State Revolving Fund
  Series 1998A
   07-15-10               5.25              3,000,000                3,174,180
University of Texas
  Revenue Bonds
  Financing System
  Series 1996A
   08-15-13               5.10              1,305,000                1,357,109
   08-15-14               5.13              2,525,000                2,625,924
University of Texas Permanent University Fund
  Refunding Revenue Bonds
  Series 2002A
   07-01-09               5.00              7,110,000                7,576,914
Wylie Independent School District
  Unlimited General Obligation Refunding Bonds
  Zero Coupon
  Series 2001
  (Permanent School Fund Guarantee)
   08-15-12               4.80              3,385,000(d)             2,613,694
Total                                                              185,633,967

Utah (1.7%)

County of Carbon
  Refunding Revenue Bonds
  Sunnyside Cogeneration
  Series 1999A A.M.T.
   08-15-23               7.10              9,636,000(l)             9,744,790
County of Carbon
  Refunding Revenue Bonds
  Sunnyside Cogeneration
  Series 1999B A.M.T.
   08-15-24               2.10              3,920,000(h,l)           1,121,081

Municipal Bonds (continued)
Name of                 Coupon                Principal               Value(a)
Issuer and               Rate                  Amount
title of
issue(i,j)

Utah (cont.)

Davis County School District
  Unlimited General Obligation Bonds
  Utah School Bond Guaranty Program
  Series 2003
   06-01-10               5.00%            $2,265,000               $2,439,654
   06-01-11               5.00              2,380,000                2,587,155
Eagle Mountain
  Special Assessment Bonds
  Special Improvement District #2000-1
  Series 2001
   02-01-21               8.25              6,380,000(l)             6,657,147
Eagle Mountain
  Special Assessment Refunding Bonds
  Special Improvement District #98-1
  Series 2004A
   05-01-13               6.25              5,637,000                5,732,040
Intermountain Power Agency
  Refunding Revenue Bonds
  Series 1998A (MBIA)
   07-01-12               5.25             16,600,000               17,703,237
Intermountain Power Agency
  Revenue Bonds
  Residual Certificates
  Series 2000 Inverse Floater (MBIA)
   07-01-17               9.38             15,330,000(g)            17,231,380
Utah Housing
  Revenue Bonds
  Series 2003A-1 A.M.T.
   07-01-24               5.13              2,310,000                2,354,144
Total                                                               65,570,628

Vermont (0.1%)

University of Vermont & State Agricultural College
  Revenue Bonds
  Series 2002 (AMBAC)
   10-01-15               5.50              2,000,000                2,260,560
   10-01-16               5.50              2,110,000                2,376,430
Total                                                                4,636,990

Virginia (1.6%)

City of Hampton
  Revenue Bonds
  Series 2002 (AMBAC)
   01-15-28               5.13             10,750,000               11,478,419
City of Richmond
  Unlimited General Obligation Bonds
  Series 2002A (FSA)
   07-15-09               5.25              2,150,000                2,320,861
   07-15-10               5.25              2,150,000                2,352,853
Commonwealth of Virginia
  Unlimited General Obligation Bonds
  Series 2003A
   06-01-09               5.00              5,400,000                5,780,754
County of Loudoun
  Unlimited General Obligation Bonds
  Public Improvement
  Series 2001C
   11-01-12               5.00              3,010,000                3,310,248

Municipal Bonds (continued)
Name of                 Coupon                Principal               Value(a)
Issuer and               Rate                  Amount
title of
issue(i,j)

Virginia (cont.)

Fairfax County Redevelopment & Housing Authority
  Refunding Revenue Bonds
  Burkeshire Commons
  Series 1996
   10-01-36               7.60%            $4,980,000               $5,345,781
Henrico County
  Unlimited General Obligation
  Refunding & Public Improvement Bonds
  Series 2003
   01-15-10               5.00              5,790,000                6,242,372
Loudoun County Sanitation Authority
  Revenue Bonds
  Series 2004
   01-01-33               5.00              5,000,000                5,349,350
Tobacco Settlement Financing Corporation
  Revenue Bonds
  Asset-Backed
  Series 2005
   06-01-26               5.50              2,075,000                2,161,196
   06-01-37               5.63              2,500,000                2,604,200
Virginia College Building Authority
  Revenue Bonds
  21st Century College Equipment
  Series 2003A
   02-01-18               5.00              4,320,000                4,669,013
Virginia Housing Development Authority
  Revenue Bonds
  Series 2003A-1 A.M.T.
   01-01-24               4.85              1,700,000                1,726,690
   01-01-27               4.90              2,850,000                2,897,966
Virginia Public School Authority
  Pre-refunded Revenue Bonds
  Series 2000A
   08-01-18               5.50              5,210,000                5,799,198
Total                                                               62,038,901

Washington (3.5%)

City of Seattle
  Refunding Revenue Bonds
  Series 2002 (FGIC)
   07-01-08               4.00                900,000                  922,410
   07-01-10               4.50              2,050,000                2,164,308
City of Tacoma
  Refunding Revenue Bonds
  Series 2001A (FSA)
   01-01-20               5.75              5,000,000                5,562,400
City of Tacoma
  Refunding Revenue Bonds
  Series 2001B (FSA)
   01-01-12               5.50              5,000,000                5,586,300
Clark County
  Pre-refunded Revenue Bonds
  Series 2001B Escrowed to Maturity (AMBAC)
   12-01-12               5.25                460,000                  514,786
Clark County
  Un-refunded Revenue Bonds
  Series 2001B (AMBAC)
   12-01-12               5.25              2,105,000                2,342,844

See accompanying notes to investments in securities.

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15 -- RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- PORTFOLIO HOLDINGS
      AT AUG. 31, 2005

Name of                 Coupon                Principal               Value(a)
Issuer and               Rate                  Amount
title of
issue(i,j)

Washington (cont.)

County of King
  Limited General Obligation Bonds
  Series 2002
   12-01-13               5.50%           $12,925,000              $14,651,263
Energy Northwest
  Refunding Revenue Bonds
  Project #3
  Series 2002B (AMBAC)
   07-01-16               6.00              7,000,000                8,030,260
Energy Northwest
  Refunding Revenue Bonds
  Project #3
  Series 2002B (FSA)
   07-01-16               6.00             10,000,000               11,471,800
Everett
  Refunding Revenue Bonds
  Series 2003 (MBIA)
   07-01-15               5.00              1,800,000                1,960,092
   07-01-16               5.00              1,890,000                2,050,064
Lewis County Public Utility District #1
  Refunding Revenue Bonds
  Series 2003 (XLCA)
   10-01-10               5.00              3,620,000                3,898,016
Snohomish County Public Utility District #1
  Refunding Revenue Bonds
  Generation System
  Series 1986A Escrowed to Maturity
   01-01-20               5.00             17,750,000               20,084,657
Spokane Public Facilities District
  Revenue Bonds
  Series 2003 (MBIA)
   12-01-28               5.75              3,195,000                3,648,850
State of Washington
  Limited General Obligation
  Refunding Bonds
  Various Purpose
  Series 2002A (MBIA)
   01-01-16               5.00             15,000,000               16,150,349
State of Washington
  Pre-refunded Unlimited General Obligation Bonds
  Series 2000B
   01-01-25               6.00              5,000,000                5,562,500
State of Washington
  Unlimited General Obligation Bonds
  1st Series 2000-389 Inverse Floater
   07-01-18               9.19              4,010,000(g)             5,190,023
State of Washington
  Unlimited General Obligation Bonds
  2nd Series 2000-389 Inverse Floater
   07-01-19               9.18              3,975,000(g)             5,122,424

Municipal Bonds (continued)
Name of                 Coupon                Principal               Value(a)
Issuer and               Rate                  Amount
title of
issue(i,j)

Washington (cont.)

State of Washington
  Unlimited General Obligation Bonds
  Series 2005D (FSA)
   01-01-15               5.00%            $5,000,000               $5,533,100
Tobacco Settlement Authority of Washington
  Asset-backed Revenue Bonds
  Series 2002
   06-01-32               6.63              4,250,000                4,734,798
Washington Public Power Supply System
  Revenue Bonds
  Linked Pars & Inflos
  Series 1993 Escrowed to Maturity (FSA)
   07-01-11               5.75             10,000,000               11,056,100
Total                                                              136,237,344

West Virginia (0.2%)

West Virginia Higher Education Policy Commission
  Revenue Bonds
  Higher Education Facilities
  Series 2004B (FGIC)
   04-01-29               5.00              7,500,000                7,938,900

Wisconsin (0.9%)

Badger Tobacco Asset Securitization Corporation
  Asset-backed Revenue Bonds
  Series 2002
   06-01-27               6.13             12,825,000               13,760,840
Dane County
  Unlimited General Obligation Bonds
  Series 2002B
   06-01-09               5.00              2,860,000                3,040,838
   06-01-10               5.00              2,955,000                3,176,123
State of Wisconsin
  Pre-refunded Unlimited General Obligation Bonds
  Series 2000C
   05-01-15               5.30              2,000,000                2,181,040
Wisconsin Health & Educational Facilities Authority
  Revenue Bonds
  Wheaton Franciscan Services
  Series 2003A
   08-15-33               5.13             13,700,000               14,228,957
Total                                                               36,387,798

Wyoming (0.1%)

Wyoming Community Development Authority
  Revenue Bonds
  Series 2001 Inverse Floater (FSA) A.M.T.
   12-01-21               8.45              3,180,000(g)             3,587,167

Total Municipal Bonds
(Cost: $3,547,078,488)                                          $3,742,624,523

Municipal Notes (2.1%)
Issue(e,i,j)           Effective               Amount                 Value(a)
                         yield               payable at
                                              maturity

Illinois (0.2%)

Illinois Health Facilities Authority
  Revenue Bonds
  University of Chicago Hospitals
  V.R.D.N. Series 1998
  (Bank One Illinois) MBIA
   08-01-26               2.34%            $7,200,000               $7,200,000

Minnesota (0.1%)

Minnesota School District Capital Equipment
  Borrowing Program
  Unlimited General Obligation Notes
  AID Anticipation Certificates
  V.R.D.N. Series 2004A
  School District Credit Enhancement Program
   09-02-05               2.54              2,000,000                2,000,043

Nebraska (0.1%)

County of Washington
  Revenue Bonds
  Cargill Dow Polymers LLC
  V.R.D.N. Series 2000
  (Wachovia Bank)
   06-01-18               2.43              4,500,000                4,500,000

New York (0.1%)

New York City Industrial Development Agency
  Revenue Bonds
  Liberty-1 Bryant Park LLC
  V.R.D.N. Series 2004B (Bank of America)
   11-01-39               2.35              4,900,000                4,900,000

North Carolina (0.3%)

Halifax County Industrial Facilities &
  Pollution Control Financiing Authority
  Revenue Bonds
  Westmoreland-Hadson Partners
  V.R.D.N.Series 1991 (Dexia Capital Local)
   12-01-19               2.40             12,000,000               12,000,000

Ohio (0.1%)

Ohio Air Quality Developement Authority
  Revenue Bonds
  Pollution Control - Ohio Edison Co.
  V.R.D.N. Series 1988C
  (Wachovia Bank)
   09-01-18               2.45              3,600,000                3,600,000

Rhode Island (0.2%)

Warwick Housing Authority
  Revenue Bonds
  Trafalgar East Apartments Project
  V.R.D.N. Series 2001
  (Fleet Bank)
   09-01-31               2.40              6,800,000                6,800,000

See accompanying notes to investments in securities.

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16 -- RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- PORTFOLIO HOLDINGS
      AT AUG. 31, 2005

Issue(e,i,j)           Effective               Amount                 Value(a)
                         yield               payable at
                                              maturity

Texas (0.5%)

Bell County Health Facility Development Corporation
  Revenue Bonds
  Scott & White Memorial Hospital
  V.R.D.N. Series 2000B-1
  (Morgan Guaranty Trust) MBIA
   08-15-29               2.34%            $4,000,000               $4,000,000
Bell County Health Facility Development Corporation
  Revenue Bonds
  Scott & White Memorial Hospital
  V.R.D.N. Series 2001-1
  (JPMorgan Chase Bank) MBIA
   08-15-31               2.34              2,940,000                2,940,000
Gulf Coast Waste Disposal Authority
  Revenue Bonds
  ExxonMobil Project
  V.R.D.N. Series 2002
   12-01-25               2.34             11,400,000               11,400,000
Harris County Health Facilities Development Corporation
  Revenue Bonds
  YMCA of Greater Houston
  V.R.D.N. Series 1999 (Bank One Texas)
   07-01-34               2.34              1,000,000                1,000,000

Municipal Notes (continued)
Issue(e,i,j)           Effective               Amount                 Value(a)
                         yield               payable at
                                              maturity

Washington (0.2%)

Washington Health Care Facilities Authority
  Revenue Bonds
  Providence Services
  V.R.D.N. Series 2002A
  (JPMorgan Chase Bank) MBIA
   12-01-30               2.34%            $9,400,000               $9,400,000

Wyoming (0.3%)

Uinta County
  Refunding Revenue Bonds
  Chevron USA Project
  V.R.D.N Series 1993
   08-15-20               2.30             11,700,000               11,700,000

Total Municipal Notes
(Cost: $81,440,079)                                                $81,440,043

Total Investments in Securities
(Cost: $3,628,518,567)(n)                                       $3,824,064,566

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated May 31, 2005.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) At Aug. 31, 2005, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $32,527,493.

(d) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(e) The Portfolio is entitled to receive principal and interest from the party within parentheses after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2005.

(f) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 1.2% of net assets at Aug. 31, 2005.

(g) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in the LIBOR (London InterBank Offering Rate) Index. Interest rate disclosed is the rate in effect on Aug. 31, 2005. At Aug. 31, 2005, the value of inverse floaters represented 4.7% of net assets.

(h) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2005.

(i) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

        ACA          --    ACA Financial Guaranty Corporation
        AMBAC        --    Ambac Assurance Corporation
        BIG          --    Bond Investors Guarantee
        CGIC         --    Capital Guaranty Insurance Company
        FGIC         --    Financial Guaranty Insurance Company
        FHA          --    Federal Housing Authority
        FNMA         --    Federal National Mortgage Association
        FHLMC        --    Federal Home Loan Mortgage Corporation
        FSA          --    Financial Security Assurance
        GNMA         --    Government National Mortgage Association
        MBIA         --    MBIA Insurance Corporation
        XLCA         --    XL Capital Assurance

--------------------------------------------------------------------------------
17 -- RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- PORTFOLIO HOLDINGS
      AT AUG. 31, 2005

(j)     The following abbreviations may be used in the portfolio descriptions:

        A.M.T.       --    Alternative Minimum Tax -- At Aug. 31, 2005, the
                           value of securities subject to alternative minimum
                           tax represented 5.7% of net assets.
        B.A.N.       --    Bond Anticipation Note
        C.P.         --    Commercial Paper
        R.A.N.       --    Revenue Anticipation Note
        T.A.N.       --    Tax Anticipation Note
        T.R.A.N.     --    Tax & Revenue Anticipation Note
        V.R.         --    Variable Rate
        V.R.D.B.     --    Variable Rate Demand Bond
        V.R.D.N.     --    Variable Rate Demand Note

(k) Until May 2008, interest income is accrued on the original principal at an annual rate of 6.00%. Concurrently, the principal amount is adjusted for interest at an annual rate of 4.53%. Beginning June 2008, the annual interest rate will be 9.15% and will be calculated on the adjusted principal amount. The interest rate disclosed represents the annualized effective yield on the date of acquisition.

(l) Identifies issues considered to be illiquid as to their marketability. These securities are valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at Aug. 31, 2005, is as follows:

        Security                               Acquisition dates          Cost
        Anoka County Housing & Redevelopment Authority
           Revenue Bonds
           Epiphany Assisted Living LLC Project
           Series 1999
           7.40% 2029                              11-22-99        $ 3,954,940
        County of Carbon
           Refunding Revenue Bonds
           Sunnyside Cogeneration
           Series 1999A A.M.T.
           7.10% 2023                              08-31-99          9,636,000
        County of Carbon
           Refunding Revenue Bonds
           Sunnyside Cogeneration
           Series 1999B A.M.T.
           7.00% 2024                              08-31-99          3,920,000
        Contra Costa County
           Revenue Bonds
           Cypress Meadows Project
           Series 1998E A.M.T.
           7.00% 2028                              09-21-98            591,596
        Eagle Mountain
           Special Assessment Bonds
           Special Improvement District #2000-1
           Series 2001
           8.25% 2021                              04-26-01          6,233,402
        Maplewood
           Revenue Bonds
           Care Institute
           Series 1994
           7.75% 2024                              03-02-94          7,505,854
        Michigan Strategic Fund
           Refunding Revenue Bonds
           Environmental Improvement
           Crown Paper Company
           Series 1997B
           6.25% 2012                              08-26-97          1,100,000
        New Hampshire Business Finance Authority
           Refunding Revenue Bonds
           Crown Paper Company Project
           Series 1996
           7.75% 2022                              07-15-96          4,255,000
        Oxford Municipal Improvement District #1
           Special Assessment Bonds
           Cidar Ridge Project
           Series 2001
           8.50% 2016                              08-23-01         11,465,000

--------------------------------------------------------------------------------
18 -- RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- PORTFOLIO HOLDINGS
      AT AUG. 31, 2005

(m) Until December 2006, interest income is accrued on the original principal at an annual rate of 28.95%. The interest rate disclosed represents the annualized effective yield on the date of acquisition.

(n) At Aug. 31, 2005, the cost of securities for federal income tax purposes was approximately $3,628,519,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

        Unrealized appreciation                                   $216,786,000
        Unrealized depreciation                                    (21,240,000)
                                                                   -----------
        Net unrealized appreciation                               $195,546,000
                                                                  ------------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.ameriprise.com.

--------------------------------------------------------------------------------
19 -- RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- PORTFOLIO HOLDINGS
      AT AUG. 31, 2005

                                                             S-6430-80 D (10/05)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              AXP HIGH YIELD TAX-EXEMPT SERIES, INC.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          October 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          October 28, 2005



By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          October 28, 2005